UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations — 68.1%
Australian Dollar — 0.1%
Australia Government Bond
AUD	1,100,000	6.000%	02/15/17	$935,089

British Pound — 3.6%
United Kingdom Treasury
GBP	3,400,000	4.250	03/07/11	6,630,823
	5,140,000	8.000	09/27/13	11,856,752
	1,300,000	8.750	08/25/17	3,360,861
	7,240,000	8.000	06/07/21	18,888,050
	4,750,000	4.250	06/07/32	9,045,708
	1,000,000	4.250	03/07/36	1,921,015
	700,000	4.250	12/07/55	1,406,557

				53,109,766

Canadian Dollar — 2.9%
Government of Canada
CAD	26,100,000	6.000	06/01/08	24,717,444
	3,900,000	4.500	06/01/15	3,641,755
	10,450,000	5.750	06/01/29	11,454,544
Province of Quebec
	$3,350,000	5.125	11/14/16	3,276,108

				43,089,851

Danish Krone — 0.4%
Kingdom of Denmark
DKK	20,000,000	6.000	11/15/09	3,805,347
	16,000,000	4.000	11/15/15	2,861,274

				6,666,621

Euro — 41.6%
Federal Republic of Germany
EUR	14,250,000	5.250	01/04/08	19,571,588
	68,750,000	3.500	04/08/11	91,417,219
	24,796,039	1.500	04/15/16	31,886,506
	43,800,000	4.000	07/04/16	58,501,753
	4,750,000	6.250	01/04/24	7,796,765
	21,260,000	4.750	07/04/28	29,995,252
	2,750,000	5.500	01/04/31	4,287,457
	10,950,000	4.750	07/04/34	15,558,770
	50,000	4.000	01/04/37	63,082
Government of France
	18,300,000	5.250	04/25/08	25,184,614
	27,000,000	4.000	04/25/09	36,727,645
	10,700,000	3.500	04/25/15	13,784,276
	5,500,000	3.750	04/25/21	6,950,004
	5,300,000	5.500	04/25/29	8,189,355
	17,160,000	4.000	10/25/38	21,334,902
Kingdom of Belgium
	17,500,000	5.000	09/28/12	24,584,048
Kingdom of Spain
	2,000,000	6.000	01/31/08	2,757,369
	2,950,000	4.200	07/30/13	3,993,624
	10,000,000	4.400	01/31/15	13,652,632
Kingdom of The Netherlands
	19,900,000	3.750	07/15/09	26,901,077
	29,800,000	4.250	07/15/13	40,508,714
Republic of Austria
	13,650,000	3.500	07/15/15	17,556,227
Republic of Italy
	20,000,000	3.000	02/01/09	26,821,760

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Euro — (continued)
Republic of Italy (continued)
EUR	13,100,000	5.500%	11/01/10	$18,489,125
	44,820,000	4.000	04/15/12	60,110,630
	7,500,000	6.000	05/01/31	11,912,037

				618,536,431

Japanese Yen — 19.2%
Government of Japan
JPY	4,475,000,000	0.900	12/22/08	37,791,529
	4,500,000,000	0.800	09/20/09	37,836,428
	7,300,000,000	0.800	12/20/10	60,856,051
	1,000,000,000	1.300	06/20/12	8,414,882
	4,105,000,000	1.000	06/20/13	33,768,628
	424,000,000	1.700	12/20/16	3,568,397
	1,825,000,000	1.900	03/20/24	14,935,945
	400,000,000	1.900	06/20/25	3,246,694
	1,325,000,000	2.000	12/20/25	10,886,922
	430,000,000	2.100	12/20/26	3,568,588
	1,565,000,000	2.100	03/20/27	13,054,080
	785,000,000	2.500	09/20/34	6,756,818
Government of Japan CPI Linked Bond
	85,170,000	0.800	12/10/15	694,718
	109,218,000	0.800	03/10/16	888,108
	170,340,000	1.000	06/10/16	1,403,240
	2,107,000,000	1.100	09/10/16	17,529,728
	2,439,036,000	1.100	12/10/16	20,286,010
	1,275,723,000	1.200	03/10/17	10,685,856

				286,172,622

Swedish Krona — 0.3%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,857,523
	20,000,000	4.500	08/12/15	3,002,122

				4,859,645

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$1,013,370,025

Corporate Bonds — 6.0%
Banks — 2.3%
Banca Popolare di Bergamo Capital Trust(a)
EUR	1,180,000	8.364%	12/29/49	$1,775,310
Bancaja Emisiones SA Unipersonal(a)
	500,000	4.625	12/29/49	635,435
Banco Popolare Scarl(a)
	2,650,000	6.156	06/29/49	3,605,932
BayernLB Capital Trust I(a)
	$3,250,000	6.203	03/29/49	3,053,570
Caja de Ahorros de Valencia Castellon y Alicante(a)
EUR	2,100,000	4.375	12/31/49	2,550,979
Citicorp
DEM	4,500,000	6.250	09/19/09	3,239,735
Deutsche Postbank Funding Trust IV(a)
EUR	950,000	5.983	06/29/49	1,265,481
Instituto de Credito Oficial MTN
	$2,100,000	4.625	10/26/10	2,075,130

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Landwirtschaftliche Rentenbank
	$8,940,000	5.000%	11/08/16	$8,828,869
National Westminster Bank PLC(a)
	370,000	7.750	04/29/49	371,141
Nordea Bank Finland PLC
	1,010,000	6.500	04/01/09	1,030,240
OTP Bank Nyrt.
EUR	1,300,000	5.270	09/19/16	1,721,036
RBS Capital Trust I(a)
	$860,000	4.709	12/29/49	792,465
Resona Bank Ltd. MTN(a)
EUR	1,180,000	3.750	04/15/15	1,567,923
Schieneninfrastructurfinanzierungs-Gesellschaft mBH MTN
	$760,000	4.625	11/21/13	734,541
Washington Mutual Bank
GBP	500,000	5.500	06/10/19	918,897

				34,166,684

Brokerage — 0.2%
The Bear Stearns Cos., Inc.
	$2,410,000	5.850	07/19/10	2,402,596

Capital Goods(b) — 0.0%
Bombardier, Inc.
	250,000	6.300	05/01/14	228,750
	360,000	7.450	05/01/34	327,600

				556,350

Communications — 0.7%
AMFM, Inc.
	900,000	8.000	11/01/08	909,547
Bell Atlantic New Jersey, Inc.
	65,000	8.000	06/01/22	72,360
Comcast Cable Communications Holdings, Inc.
	170,000	9.455	11/15/22	214,918
Cox Communications, Inc.
	1,850,000	4.625	01/15/10	1,807,080
Deutsche Telekom International Finance BV
	230,000	8.250	06/15/30	275,374
Koninklijke (Royal) KPN NV
EUR	2,700,000	4.750	05/29/14	3,570,404
Telecom Italia Finance SA
	1,060,000	7.750	01/24/33	1,642,338
Time Warner Cable, Inc.(b)
	$2,600,000	6.550	05/01/37	2,494,576

				10,986,597

Consumer Noncyclical — 0.3%
Casino Guichard-Perrachon SA
EUR	1,750,000	4.875	04/10/14	2,322,195
Imperial Tobacco Overseas BV
	$1,410,000	7.125	04/01/09	1,444,447

				3,766,642

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Electric — 0.1%
TXU Corp. Series O
	$2,060,000	4.800%	11/15/09	$2,016,225

Financial Companies — 1.0%
Capital One Financial Corp.
	4,540,000	5.700	09/15/11	4,539,614
Countrywide Home Loans MTN
	710,000	4.250	12/19/07	705,436
Dexia Funding Luxembourg(a)
EUR	2,155,000	4.892	11/30/49	2,736,235
PHH Corp.
	$1,233,000	6.000	03/01/08	1,236,303
Residential Capital LLC
EUR	5,200,000	5.125	05/17/12	6,325,395

				15,542,983

Insurance — 1.3%
American International Group, Inc.(a)
	4,650,000	4.875	03/15/67	5,913,880
AXA SA(a)
	2,280,000	5.777	07/29/49	3,057,528
CNA Financial Corp.
	$420,000	6.600	12/15/08	425,022
Endurance Specialty Holdings Ltd.
	20,000	7.000	07/15/34	19,951
Resolution PLC(a)
GBP	1,950,000	6.586	11/29/49	3,603,562
SL Finance PLC(a)
EUR	650,000	5.314	01/29/49	858,334
GBP	1,400,000	6.546	11/29/49	2,692,355
ZFS Finance USA Trust IV(a)(b)
	$1,050,000	5.875	05/09/32	1,039,995
ZFS Finance USA Trust V(a)(b)
	1,900,000	6.500	05/09/37	1,792,903

				19,403,530

Transportation — 0.1%
OeBB Infrastruktur Bau AG
	810,000	4.750	10/28/13	784,931

TOTAL CORPORATE BONDS				$89,626,538

Asset-Backed Securities(a) — 0.1%
Mortgages — 0.1%
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
	$585,574	5.620%	12/15/33	$583,982
First Horizon ABS Trust Series 2004-HE3, Class A
	653,000	5.610	10/25/34	652,608

				1,236,590

TOTAL ASSET-BACKED SECURITIES				$1,236,590

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Mortgage-Backed Obligations(a) — 1.4%
Collateralized Mortgage Obligations — 0.9%
Granite Master Issuer PLC Series 2007-1, Class 5A1
GBP	4,450,000	6.002%		12/20/54	$9,033,054
Holmes Master Issuer PLC Series 2006-1X, Class 3A3
	2,250,000	6.110		07/15/40	4,569,345

					13,602,399

Home Equity — 0.5%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	$74,500	5.690		10/25/34	74,606
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	4,705,005	5.590		02/25/36	4,715,769
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	1,724,558	5.530		03/20/46	1,722,784
Sequoia Mortgage Trust Series 2004-10, Class A3A
	651,019	5.691		11/20/34	652,458

					7,165,617

TOTAL MORTGAGE-BACKED OBLIGATIONS					$20,768,016

U.S. Treasury Obligations(c) — 7.9%
Sovereign — 7.9%
United States Treasury Bonds
	$19,500,000	7.500%		11/15/24	$25,060,621
	2,750,000	5.250		11/15/28	2,841,308
United States Treasury Inflation Protected Securities
	20,887,250	2.375		01/15/27	20,678,377
United States Treasury Notes
	28,630,000	3.125		04/15/09	27,938,843
	30,710,000	4.250		08/15/15	29,672,924
	11,440,000	4.625		11/15/16	11,300,570

					117,492,643

TOTAL U.S. TREASURY OBLIGATIONS					$117,492,643

Agency Debentures — 11.4%
FHLB
	$25,000,000	5.125	%(c)	06/13/08	$24,994,825
	40,000,000	5.375	(c)	08/19/11	40,447,404
	23,000,000	5.000		03/14/14	22,708,026
FHLMC
	6,250,000	5.000		02/08/08	6,240,200
	11,600,000	4.125	(c)	07/12/10	11,324,326
	20,000,000	5.250	(c)	07/18/11	20,137,094
FNMA
	1,450,000	3.550		11/16/07	1,442,548
	10,000,000	5.125		09/02/08	10,004,521
	7,130,000	5.270		01/16/09	7,122,335
	25,000,000	4.875	(c)	05/18/12	24,773,025

TOTAL AGENCY DEBENTURES					$169,194,304

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(a) — 0.1%
BCI US Funding Trust II
870,000	5.807%	10/15/49	$1,190,291

	Exercise	Expiration
Contracts*	Rate	Date	Value
Options Purchased — 0.0%
Cross Currency Option
Call HUF 3,740,000
Put EUR 913,495,000	244.250	08/14/07	$839
Cross Currency Option
Call ILS 3,695,000
Put USD 14,041,000	3.800	01/24/08	798

TOTAL OPTIONS PURCHASED			$1,637

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Short-Term Obligation — 2.9%
Time Deposit — 2.9%
Rabobank
$43,999,366	5.380%	08/01/07	$43,999,366

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,456,879,410

	Interest
Shares	Rate	Value
Securities Lending Collateral(a) — 11.9%
Securities Lending Quality Trust
176,782,669	5.250%	$176,782,669

TOTAL INVESTMENTS — 109.8%		$1,633,662,079

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(146,336,155)

NET ASSETS — 100.0%		$1,487,325,924

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal/contract amount of each security is stated in the currency in which the bond/option is denominated. See below.

Currency Description
USD	= U.S. Dollar
AUD	= Australian Dollar
CAD	= Canadian Dollar
DEM	= German Mark
DKK	= Danish Krone
EUR	= Euro Currency
GBP	= British Pounds
HUF	= Hungarian Forint
ILS	= Israeli Shekel
JPY	= Japanese Yen
NZD	= New Zealand Dollar
SEK	= Swedish Krona

(a) Variable rate security. Interest/dividend rate disclosed is that which is in effect at July 31, 2007.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities have been determined to be liquid by the Investment Adviser. Total market value of Rule 144A securities amounts to $ 5,883,824, which represents approximately 0.4% of net assets as of July 31, 2007.

(c) All or a portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
MTN	— Medium-Term Note

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Argentine Peso	Sale	08/31/07	$469,000	$468,944	$56
Australian Dollar	Purchase	09/19/07	62,434,952	63,019,050	584,098
Australian Dollar	Sale	09/19/07	41,218,000	40,072,845	1,145,155
Brazilian Real	Purchase	08/06/07	1,640,171	1,796,528	156,357
Brazilian Real	Purchase	09/04/07	2,571,879	2,692,830	120,951
Brazilian Real	Purchase	09/14/07	1,781,000	1,852,134	71,134
Brazilian Real	Purchase	09/20/07	3,575,000	3,633,634	58,634
British Pound	Purchase	08/14/07	2,960,338	3,023,626	63,288
British Pound	Purchase	09/19/07	26,317,758	26,733,296	415,538
Canadian Dollar	Sale	09/19/07	13,686,000	13,421,941	264,059
Canadian Dollar	Sale	10/11/07	41,938,821	41,178,952	759,869
Chilean Peso	Sale	10/30/07	7,410,983	7,331,476	79,507
Colombian Peso	Purchase	08/30/07	3,480,446	3,502,269	21,823
Colombian Peso	Purchase	10/16/07	1,400,000	1,400,436	436
Euro	Sale	08/23/07	660,260,202	652,836,124	7,424,078
Euro	Purchase	09/19/07	44,666,704	45,524,503	857,799
Euro	Sale	09/19/07	37,299,697	37,148,538	151,159
Hong Kong Dollar	Sale	09/19/07	6,682,297	6,666,108	16,189
Indian Rupee	Purchase	08/23/07	6,364,975	6,453,572	88,597
Indian Rupee	Sale	08/23/07	1,096,000	1,092,135	3,865
Indian Rupee	Purchase	10/05/07	5,330,000	5,361,409	31,409
Indonesian Rupiah	Sale	08/02/07	1,252,073	1,234,054	18,019
Indonesian Rupiah	Sale	08/07/07	1,934,274	1,907,188	27,086
Indonesian Rupiah	Sale	08/08/07	2,670,268	2,613,025	57,243
Indonesian Rupiah	Sale	08/13/07	1,390,000	1,361,903	28,097
Indonesian Rupiah	Sale	08/20/07	3,135,777	3,101,758	34,019
Indonesian Rupiah	Sale	08/21/07	1,520,460	1,489,552	30,908
Israeli Shekel	Sale	09/19/07	9,424,259	9,228,210	196,049
Israeli Shekel	Sale	01/28/08	606,000	557,921	48,079
Japanese Yen	Purchase	09/19/07	65,805,000	67,282,169	1,477,169
Mexican Peso	Sale	09/19/07	7,621,163	7,553,387	67,776
New Russian Ruble	Purchase	08/02/07	12,551,448	12,662,725	111,277
New Russian Ruble	Purchase	08/06/07	617,223	626,867	9,644
New Russian Ruble	Purchase	08/15/07	5,870,000	5,905,643	35,643
New Russian Ruble	Purchase	11/02/07	8,616,314	8,618,374	2,060
New Taiwan Dollar	Purchase	08/23/07	3,137,000	3,148,727	11,727
New Taiwan Dollar	Purchase	11/02/07	3,000,000	3,004,429	4,429
New Zealand Dollar	Purchase	09/19/07	12,100,792	12,252,788	151,996
New Zealand Dollar	Sale	09/19/07	30,450,565	30,044,785	405,780
Norwegian Krone	Purchase	09/19/07	3,063,853	3,202,358	138,505
Philippine Peso	Purchase	08/07/07	674,245	706,830	32,585
Philippine Peso	Purchase	08/09/07	2,989,013	3,124,024	135,011
Philippine Peso	Sale	08/09/07	796,763	787,224	9,539
Philippine Peso	Purchase	08/20/07	6,374,543	6,583,604	209,061
Philippine Peso	Purchase	08/21/07	1,516,979	1,554,162	37,183
Philippine Peso	Purchase	09/27/07	939,066	945,992	6,926
Singapore Dollar	Purchase	09/19/07	6,100,619	6,152,046	51,427
Slovakian Koruna	Purchase	09/19/07	949,525	980,739	31,214
South African Rand	Purchase	09/19/07	3,358,671	3,400,072	41,401
South African Rand	Sale	09/19/07	5,075,000	5,049,660	25,340
South Korean Won	Purchase	08/06/07	3,866,808	3,902,413	35,605
South Korean Won	Purchase	08/09/07	3,857,000	3,857,897	897
South Korean Won	Sale	08/09/07	943,493	942,517	976
South Korean Won	Purchase	09/04/07	369,137	370,374	1,237
South Korean Won	Purchase	09/21/07	3,850,000	3,853,785	3,785
Swedish Krona	Purchase	09/11/07	1,371,023	1,398,267	27,244
Swiss Franc	Purchase	09/19/07	67,839,000	68,179,954	340,954
Turkish Lira	Purchase	09/04/07	6,277,032	6,428,583	151,551
Turkish Lira	Sale	09/04/07	1,168,871	1,155,573	13,298
Turkish Lira	Purchase	09/10/07	4,993,035	5,135,096	142,061
Turkish Lira	Purchase	09/19/07	7,516,363	7,704,267	187,904
Yuan Renminbi	Purchase	08/15/07	4,361,444	4,373,609	12,165
Yuan Renminbi	Purchase	09/20/07	8,783,240	8,816,251	33,011

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED GAIN					$16,699,882

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

Argentine Peso	Purchase	08/31/07	$4,147,469	$4,065,694	$(81,775)
Argentine Peso	Purchase	09/28/07	245,100	240,737	(4,363)
Argentine Peso	Purchase	05/23/08	1,524,000	1,435,136	(88,864)
Argentine Peso	Purchase	05/30/08	274,000	257,842	(16,158)
Argentine Peso	Purchase	06/03/08	659,000	618,192	(40,808)
Australian Dollar	Purchase	09/19/07	4,489,983	4,468,197	(21,786)
Brazilian Real	Sale	08/06/07	1,452,600	1,516,898	(64,298)
Brazilian Real	Sale	09/04/07	1,500,000	1,507,216	(7,216)
Brazilian Real	Purchase	09/14/07	2,307,026	2,271,087	(35,939)
Brazilian Real	Purchase	09/20/07	3,620,080	3,609,302	(10,778)
British Pound	Sale	08/14/07	77,048,999	79,065,350	(2,016,351)
British Pound	Purchase	09/19/07	13,657,000	13,655,166	(1,834)
British Pound	Sale	09/19/07	12,485,000	12,883,535	(398,535)
Canadian Dollar	Purchase	09/19/07	68,027,124	67,431,661	(595,463)
Colombian Peso	Purchase	09/07/07	459,445	456,513	(2,932)
Czech Koruna	Purchase	09/19/07	2,217,678	2,213,504	(4,174)
Czech Koruna	Sale	09/19/07	2,462,249	2,533,750	(71,501)
Danish Krone	Sale	09/12/07	7,281,929	7,416,515	(134,586)
Euro	Purchase	08/23/07	1,444,023	1,439,829	(4,194)
Euro	Sale	08/23/07	13,254,879	13,285,751	(30,872)
Euro	Purchase	09/19/07	23,392,183	23,236,742	(155,441)
Euro	Sale	09/19/07	85,634,380	86,934,081	(1,299,701)
Indian Rupee	Purchase	10/05/07	1,578,892	1,577,267	(1,625)
Indonesian Rupiah	Purchase	08/02/07	800,176	789,901	(10,275)
Indonesian Rupiah	Purchase	08/07/07	1,111,278	1,085,066	(26,212)
Indonesian Rupiah	Purchase	08/08/07	3,299,225	3,193,478	(105,747)
Indonesian Rupiah	Purchase	08/20/07	4,039,000	3,861,362	(177,638)
Indonesian Rupiah	Purchase	08/21/07	1,739,000	1,658,293	(80,707)
Israeli Shekel	Purchase	09/19/07	9,399,348	8,870,381	(528,967)
Israeli Shekel	Purchase	01/28/08	606,000	558,124	(47,876)
Japanese Yen	Sale	08/30/07	280,935,614	283,418,503	(2,482,889)
Japanese Yen	Sale	09/19/07	80,153,231	82,046,312	(1,893,081)
Malaysian Ringgit	Purchase	08/08/07	4,052,137	3,977,400	(74,737)
Malaysian Ringgit	Purchase	08/10/07	982,405	976,114	(6,291)
Malaysian Ringgit	Purchase	08/14/07	1,374,341	1,342,370	(31,971)
Malaysian Ringgit	Purchase	09/06/07	5,729,118	5,656,570	(72,548)
Malaysian Ringgit	Purchase	09/25/07	8,175,367	8,075,898	(99,469)
Mexican Peso	Sale	09/19/07	7,880,669	7,893,718	(13,049)
New Taiwan Dollar	Purchase	08/23/07	139,529	139,507	(22)
New Taiwan Dollar	Sale	08/23/07	3,495,000	3,550,876	(55,876)
New Taiwan Dollar	Sale	11/02/07	1,500,000	1,503,160	(3,160)
New Zealand Dollar	Sale	08/27/07	747,220	786,661	(39,441)
New Zealand Dollar	Sale	09/19/07	16,455,880	16,542,386	(86,506)
Norwegian Krone	Purchase	09/19/07	13,775,000	13,643,438	(131,562)
Philippine Peso	Purchase	08/21/07	3,073,966	3,030,363	(43,603)
Philippine Peso	Sale	08/21/07	2,384,000	2,395,350	(11,350)
Philippine Peso	Purchase	09/27/07	1,327,072	1,303,583	(23,489)
Polish Zloty	Purchase	08/09/07	9,648,618	9,573,733	(74,885)
Polish Zloty	Sale	08/09/07	9,915,889	9,956,996	(41,107)
Polish Zloty	Purchase	09/19/07	1,158,705	1,153,385	(5,320)
South African Rand	Purchase	09/19/07	8,946,688	8,767,773	(178,915)
South African Rand	Sale	09/19/07	3,562,000	3,647,323	(85,323)
South Korean Won	Sale	08/06/07	3,495,000	3,532,412	(37,412)
South Korean Won	Sale	09/04/07	3,991,790	4,010,167	(18,377)
South Korean Won	Sale	09/21/07	2,747,693	2,770,519	(22,826)
Swedish Krona	Sale	09/11/07	12,721,823	13,251,034	(529,211)
Swedish Krona	Purchase	09/19/07	13,561,000	13,484,973	(76,027)
Swiss Franc	Sale	09/19/07	35,494,856	36,101,915	(607,059)
Turkish Lira	Sale	09/04/07	1,720,000	1,754,261	(34,261)
Turkish Lira	Sale	09/10/07	2,710,000	2,895,689	(185,689)
Turkish Lira	Sale	09/19/07	8,149,131	8,339,499	(190,368)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(13,222,440)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale) with Unrealized Gain	Date	Current Value	Current Value	Gain

Euro/Czech Koruna	09/19/07	$16,433,372	$16,732,378	$299,006
Euro/Hungarian Forint	08/16/07	1,105,084	1,126,664	21,580
Euro/Hungarian Forint	09/19/07	7,850,629	7,962,885	112,256
Euro/Norwegian Krone	09/19/07	12,460,733	12,716,351	255,618
Euro/Polish Zloty	09/19/07	5,642,077	5,773,967	131,890
Euro/Slovakian Koruna	09/19/07	1,138,566	1,161,134	22,568
Euro/Swiss Franc	09/19/07	31,543,071	32,006,601	463,530
Hungarian Forint/Euro	08/16/07	1,107,130	1,109,524	2,394
Hungarian Forint/Euro	09/19/07	9,441,365	9,554,803	113,438
Norwegian Krone/Euro	09/19/07	47,799,287	49,084,886	1,285,599
Polish Zloty/Euro	09/19/07	8,929,810	9,072,227	142,417
Slovakian Koruna/Euro	09/19/07	9,436,221	9,891,996	455,775

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE) WITH UNREALIZED GAIN				$3,306,071

Open Forward Foreign Currency	Expiration	Purchase	Sale	Unrealized
Cross Contracts (Purchase/Sale) with Unrealized Loss	Date	Current Value	Current Value	Loss

Euro/Czech Koruna	09/19/07	$16,935,876	$16,433,372	$(502,504)
Euro/Hungarian Forint	08/16/07	1,109,564	1,105,084	(4,480)
Euro/Hungarian Forint	09/19/07	3,531,053	3,521,764	(9,289)
Euro/Norwegian Krone	09/19/07	12,922,127	12,460,733	(461,394)
Euro/Polish Zloty	09/19/07	5,849,647	5,642,077	(207,570)
Euro/Slovakian Koruna	09/19/07	1,161,134	1,150,844	(10,290)
Euro/Swiss Franc	09/19/07	31,961,899	31,543,071	(418,828)
Hungarian Forint/Euro	08/16/07	1,126,664	1,107,130	(19,534)
Hungarian Forint/Euro	09/19/07	9,531,924	9,441,365	(90,559)
Norwegian Krone/Euro	09/19/07	48,434,605	47,799,287	(635,318)
Polish Zloty/Euro	09/19/07	12,897,198	12,769,090	(128,108)
Slovakian Koruna/Euro	09/19/07	9,651,418	9,436,221	(215,197)

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE) WITH UNREALIZED LOSS				$(2,703,071)

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of
	Contracts Long	Settlement	Market	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

Australia 10 Year Treasury Bond	98	September 2007	$57,872,438	$144,735
2 Year Euro Schatz	(97)	September 2007	(13,653,608)	(37,178)
5 Year Euro-Bobl	(929)	September 2007	(136,144,097)	(17,412)
10 Year Euro-Bund	155	September 2007	23,922,365	152,764
Japan 10 Year Treasury Bond	183	September 2007	204,648,210	1,383,277
U.K. Life Long Gilt	(54)	September 2007	(11,579,883)	(148,787)
U.S. Long Bonds	320	September 2007	35,220,000	307,625
2 Year U.S. Treasury Notes	(114)	September 2007	(23,362,875)	(115,781)
5 Year U.S. Treasury Notes	1,450	September 2007	152,929,688	908,125
10 Year U.S. Treasury Notes	279	September 2007	29,970,703	592,875

TOTAL			$319,822,941	$3,170,243

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank AG(a)	EUR 78,380	10/16/09	4.395%	6 month EURO	$—	$(253,204)
Deutsche Bank AG(a)	EUR 195,930	10/16/09	4.360	6 month EURO	—	(1,471,422)
Bank of America NA(a)	USD 102,880	12/19/09	5.000	3 month LIBOR	(864,840)	786,090
Barclays Bank PLC(a)	EUR 129,510	12/19/09	6 month EURO	4.500	1,213,135	(658,693)
Credit Suisse International (London)(a)	EUR 306,200	12/19/09	4.500	6 month EURO	(1,444,110)	133,244
Credit Suisse International (London)(a)	EUR 240,920	12/19/09	6 month EURO	4.500	2,155,171	(1,123,774)
Deutsche Bank AG(a)	EUR 85,050	12/21/09	4.845	6 month EURO	—	376,648
Deutsche Bank AG(a)	EUR 127,580	12/21/09	4.872	6 month EURO	—	651,810
Banc of America Securities LLC(a)	CAD 24,870	05/31/10	3 month CDOR	4.967	—	40,167
Merrill Lynch Capital Markets	USD 6,600	07/19/10	4.402	3 month LIBOR	—	(79,214)
Merrill Lynch Capital Markets	USD 6,600	07/19/10	4.398	3 month LIBOR	—	(78,808)
Merrill Lynch Capital Markets	USD 7,050	03/10/11	3 month LIBOR	5.236	—	(104,361)
Credit Suisse International (London)	USD 4,350	04/18/11	3 month LIBOR	5.368	—	(30,814)
Citibank NA(a)	USD 10,000	09/21/11	5.600	3 month LIBOR	16,308	132,301
Deutsche Bank AG	CAD 6,750	04/04/12	4.318	3 month CDOR	—	(103,890)
Deutsche Bank AG	CAD 6,750	04/05/12	4.328	3 month CDOR	—	(102,631)
Deutsche Bank AG	NZD 10,860	04/10/12	3 month ZDOR	7.598	—	(45,641)
Deutsche Bank AG	NZD 10,860	04/11/12	3 month ZDOR	7.598	—	146,207
Deutsche Bank AG	CAD 6,430	05/09/12	4.483	3 month CDOR	—	(87,479)
Deutsche Bank AG	CAD 5,440	05/09/12	4.484	3 month CDOR	—	(73,739)
Deutsche Bank AG	CAD 5,400	05/11/12	4.492	3 month CDOR	—	(72,420)
Deutsche Bank AG	NZD 9,140	05/11/12	3 month ZDOR	7.656	—	(11,392)
Deutsche Bank AG	NZD 9,430	05/11/12	3 month ZDOR	7.657	—	(10,607)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank AG	NZD 9,350	05/15/12	3 month ZDOR	7.663%	$—	$(6,810)
Barclays Bank PLC(a)	GBP 41,070	12/19/12	5.750%	6 month BP	(1,021,610)	(65,291)
Barclays Bank PLC(a)	GBP 27,640	12/19/12	6 month BP	5.750	743,926	(13,493)
Barclays Bank PLC(a)	SEK 170,000	12/19/12	4.500	3 month SKOF	(236,490)	(212,020)
Barclays Bank PLC(a)	USD 162,700	12/19/12	5.000	3 month LIBOR	(3,474,836)	1,513,168
Citibank NA(a)	GBP 26,150	12/19/12	5.750	6 month BP	(797,026)	104,977
Citibank NA(a)	GBP 27,560	12/19/12	6 month BP	5.750	1,162,264	(432,198)
Citibank NA(a)	JPY 3,527,000	12/19/12	6 month JYOR	1.500	451,312	(195,805)
Citibank NA(a)	USD 49,700	12/19/12	3 month LIBOR	5.000	1,246,518	(647,287)
Citibank NA(a)	USD 31,530	12/19/12	5.000	3 month LIBOR	(733,674)	353,518
Credit Suisse International (London)(a)	GBP 7,000	12/19/12	6 month BP	5.750	253,706	(68,454)
Credit Suisse International (London)(a)	EUR 228,230	12/19/12	6 month EURO	4.500	1,836,340	634,355
Credit Suisse International (London)(a)	SEK 38,000	12/19/12	3 month SKOF	4.500	101,748	(1,492)
Credit Suisse International (London)(a)	USD 308,330	12/19/12	3 month LIBOR	5.000	8,028,344	(4,310,820)
Credit Suisse International (London)(a)	USD 155,170	12/19/12	5.000	3 month LIBOR	(2,962,227)	1,091,349
Deutsche Bank AG(a)	AUD 95,230	12/19/12	6.500	6 month BBSW	(1,090,053)	(284,095)
Deutsche Bank AG(a)	AUD 95,230	12/19/12	6 month BBSW	6.500	1,502,679	(128,531)
Deutsche Bank AG(a)	CAD 29,600	12/19/12	4.500	3 month CDOR	(767,573)	36,010
Deutsche Bank AG(a)	EUR 7,570	12/19/12	4.500	6 month EURO	(148,780)	66,831
Deutsche Bank AG(a)	JPY 6,349,000	12/19/12	1.500	6 month JYOR	(741,756)	227,583
Deutsche Bank AG(a)	SEK 115,000	12/19/12	4.500	3 month SKOF	(362,713)	59,309
Deutsche Bank AG(a)	USD 7,500	12/19/12	5.000	3 month LIBOR	(219,973)	129,546
JPMorgan Securities, Inc.(a)	CAD 2,200	12/19/12	4.500	3 month CDOR	(52,138)	(2,234)
UBS AG (London)(a)	JPY 1,029,000	12/19/12	6 month JYOR	1.500	127,145	(43,811)
Banc of America Securities LLC(a)	CAD 15,600	05/30/13	4.955	3 month CDOR	—	(117,210)
Citibank NA(a)	JPY 25,933,000	09/20/14	6 month JYOR	1.800	1,495,666	(1,062,791)
Deutsche Bank AG(a)	EUR 52,800	10/16/14	6 month EURO	4.435	—	542,452
Deutsche Bank AG(a)	EUR 132,050	10/16/14	6 month EURO	4.378	—	3,338,364
Barclays Bank PLC(a)	USD 28,980	12/19/14	3 month LIBOR	5.000	807,582	(151,966)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Citibank NA(a)	JPY 11,187,000	12/19/14	6 month JYOR	1.750%	$1,605,725	$(764,170)
Deutsche Bank AG(a)	EUR 58,200	12/19/14	6 month EURO	4.914	—	(962,874)
Deutsche Bank AG(a)	EUR 87,290	12/19/14	6 month EURO	4.936	—	(1,596,733)
Deutsche Bank AG(a)	JPY 7,273,000	12/19/14	1.750%	6 month JYOR	(1,152,059)	588,365
Barclays Bank PLC(a)	EUR 12,330	12/19/17	6 month EURO	4.500	598,035	(269,627)
Barclays Bank PLC(a)	SEK 715,000	12/19/17	3 month SKOF	4.500	2,147,060	1,556,078
Barclays Bank PLC(a)	SEK 117,000	12/19/17	4.500	3 month SKOF	(771,084)	165,116
Citibank NA(a)	JPY 8,605,000	12/19/17	2.000	6 month JYOR	(977,934)	203,484
Credit Suisse International (London)(a)	EUR 176,870	12/19/17	4.500	6 month EURO	(6,615,727)	1,904,810
Credit Suisse International (London)(a)	EUR 109,270	12/19/17	6 month EURO	4.500	5,536,632	(2,626,234)
Credit Suisse International (London)(a)	GBP 8,710	12/19/17	6 month BP	5.500	124,721	225,589
Credit Suisse International (London)(a)	SEK 458,000	12/19/17	3 month SKOF	4.500	1,768,111	603,968
Credit Suisse International (London)(a)	SEK 176,000	12/19/17	4.500	3 month SKOF	(1,032,182)	120,640
Credit Suisse International (London)(a)	USD 11,180	12/19/17	5.250	3 month LIBOR	(263,267)	29,820
Deutsche Bank AG(a)	EUR 68,810	12/19/17	4.500	6 month EURO	(2,808,956)	976,208
Deutsche Bank AG(a)	JPY 7,249,000	12/19/17	6 month JYOR	2.000	1,037,500	(385,090)
Deutsche Bank AG(a)	SEK 108,000	12/19/17	3 month SKOF	4.500	348,687	210,668
Morgan Stanley Capital Services(a)	SEK 244,000	12/19/17	3 month SKOF	4.500	776,108	487,620
Barclays Bank PLC(a)	USD 12,810	12/19/22	5.250	3 month LIBOR	(778,626)	271,326
Barclays Bank PLC(a)	USD 66,710	12/19/27	3 month LIBOR	5.250	4,479,824	(983,265)
Citibank NA(a)	USD 41,290	12/19/27	5.250	3 month LIBOR	(3,137,038)	972,850
Citibank NA(a)	USD 14,650	12/19/27	3 month LIBOR	5.250	1,039,884	(272,015)
Credit Suisse International (London)(a)	USD 45,510	12/19/27	5.250	3 month LIBOR	(3,825,398)	1,440,021
Credit Suisse International (London)(a)	USD 22,290	12/19/27	3 month LIBOR	5.250	1,375,900	(207,585)
Barclays Bank PLC(a)	USD 50,930	12/20/27	6.000	3 month LIBOR	(68,675)	67,184
Credit Suisse International (London)	EUR 4,200	12/10/35	3.904	6 month EURO	—	(793,223)
Credit Suisse International (London)	EUR 1,350	12/24/35	3.838	6 month EURO	—	(275,520)
Merrill Lynch Capital Markets	EUR 2,170	04/14/36	4.446	6 month EURO	—	(158,519)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Merrill Lynch Capital Markets	EUR 2,180	04/14/36	4.438%	6 month EURO	$—	$(162,994)
Deutsche Bank AG	EUR 1,850	05/23/36	6 month EURO	4.558%	—	93,214
Deutsche Bank AG(a)	EUR 29,460	10/16/37	4.568	6 month EURO	—	(1,497,349)
Deutsche Bank AG(a)	EUR 11,800	10/16/37	4.631	6 month EURO	—	(215,485)
Barclays Bank PLC(a)	EUR 13,720	12/19/37	4.500	6 month EURO	(1,375,963)	480,702
Barclays Bank PLC(a)	GBP 9,170	12/19/37	6 month BP	4.750	434,752	479,050
Credit Suisse International (London)(a)	EUR 88,790	12/19/37	4.500	6 month EURO	(8,581,209)	2,787,464
Credit Suisse International (London)(a)	GBP 9,790	12/19/37	6 month BP	4.750	644,245	331,340
Credit Suisse International (London)(a)	EUR 45,300	12/19/37	6 month EURO	4.500	5,336,072	(2,380,146)
Deutsche Bank AG(a)	EUR 4,000	12/19/37	4.500	6 month EURO	(406,712)	145,703
Merrill Lynch Capital Markets(a)	GBP 12,600	12/19/37	6 month BP	4.750	613,697	641,908
Deutsche Bank AG(a)	EUR 20,290	12/21/37	5.084	6 month EURO	—	1,178,331
Deutsche Bank AG(a)	EUR 13,520	12/21/37	5.070	6 month EURO	—	745,757
Banc of America Securities LLC(a)	CAD 2,150	05/31/38	3 month CDOR	4.990	—	89,063

TOTAL					$2,296,168	$1,556,982

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2007.

CDOR	— Canadian Dollar Offered Rate
LIBOR	— London Interbank Offered Rate
BP	— British Pound Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
ZDOR	— New Zealand Dollar Offered Rate
SKOF	— Swedish Krona Offered Rate
BBSW	— Australian Bank Bill Swap Reference Rate

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
CREDIT DEFAULT SWAP CONTRACTS

			Rate
		Notional	Paid		Upfront
		Amount	(Received) by	Termination	Payments made	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	Fund	Date	by the Fund	Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index	Deutsche Bank AG	USD 87,600	0.350%	06/20/12	$441,373	$1,040,475
Core Investment Grade Bond Trust	Lehman Brothers
	International (London)	USD 52,300	0.350	06/20/12	111,126	758,405
CDX North America Investment Grade Index	Lehman Brothers
	International (London)	USD 6,600	0.350	06/20/12	36,734	74,577
CDX North America Investment Grade Index	Morgan Stanley Capital Services, Inc.	USD 67,700	0.350	06/20/12	388,137	753,639

Protection Sold:
iTraxx Europe Index	Citibank NA	EUR 88,900	(0.500)	06/20/17	292,879	(2,664,148)

TOTAL					$1,270,249	$(37,052)

WRITTEN OPTIONS — At July 31, 2007, the Fund had outstanding written options as follows:

	Exercise	Expiration
Type	Rate	Date	Value

Cross Currency Option
Put EUR 913,495,000 Call HUF 3,740,000	244.250	08/14/07	$(210)
(Proceeds received $29,739)

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,617,577,250

Gross unrealized gain	165,724,113
Gross unrealized loss	(326,421,953)

Net unrealized security gain	$(160,697,840)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — 93.4%
Aerospace — 0.7%
Esterline Technologies Corp. (B+/B1)
	$770,000	7.750%	06/15/13	$779,625
K&F Acquisition, Inc. (WR)
	7,625,000	7.750	11/15/14	8,215,937
Mecachrome International, Inc. (B-/B3)
EUR	3,500,000	9.000	05/15/14	4,908,238
Moog, Inc. (BB-/Ba3)
	$210,000	6.250	01/15/15	196,875
Sequa Corp. (BB-/B2)
	4,000,000	9.000	08/01/09	4,150,000
TransDigm, Inc. (B-/B3)
	1,975,000	7.750	07/15/14	1,930,563
Vought Aircraft Industries, Inc. (CCC/B3)
	2,500,000	8.000	07/15/11	2,312,500

				22,493,738

Agriculture — 0.8%
Land O’ Lakes, Inc. (B+/Ba2)
	320,000	8.750	11/15/11	327,200
Land O’ Lakes, Inc. (BB+/Ba1)
	3,000,000	9.000	12/15/10	3,105,000
National Beef Packing Co. LLC/NB Finance Corp. (B-/Caa1)
	2,750,000	10.500	08/01/11	2,822,188
Pilgrim’s Pride Corp. (B/B1)
	6,000,000	7.625	05/01/15	5,805,000
Pilgrim’s Pride Corp. (B/B2)
	4,815,000	8.375	05/01/17	4,622,400
Smithfield Foods, Inc. (BB/Ba3)
	850,000	7.750	05/15/13	824,500
	4,000,000	7.750	07/01/17	3,880,000
Tereos Europe (BB/Ba3)
EUR	2,875,000	6.375	04/15/14	3,776,094

				25,162,382

Automotive — 3.1%
FCE Bank PLC (B+)
	4,500,000	7.125	01/16/12	5,833,450
FCE Bank PLC (B+/B1)
	2,000,000	5.164 (a)	09/30/09	2,640,530
FCE Bank PLC (B1/B+)
	6,000,000	7.125	01/15/13	7,675,322
FCE Bank PLC (BB-/Ba3)(b)
	$6,625,000	6.875	07/15/17	6,215,979
Ford Motor Co. (CCC+/Caa1)(c)
	765,000	4.250	12/20/16	890,230
Ford Motor Co. (CCC+/Caa1)
	8,250,000	7.450	07/16/31	6,331,875
	1,250,000	8.900	01/15/32	1,050,000
Ford Motor Credit Co. (B/B1)
	2,500,000	9.750	09/15/10	2,507,013
	11,250,000	9.875	08/10/11	11,389,447
	14,000,000	7.250	10/25/11	12,982,357
	5,375,000	7.000	10/01/13	4,842,259
	8,500,000	8.000	12/15/16	7,884,543

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Automotive — (continued)
Ford Motor Credit Co. LLC (B/B1)
General Motors Corp. (B-/Caa1)
	$4,735,000	7.875%	06/15/10	$4,581,955
EUR	2,250,000	7.250	07/03/13	2,832,071
	$2,000,000	7.700	04/15/16	1,730,000
	1,750,000	8.800 (c)	03/01/21	1,496,250
	2,750,000	8.250	07/15/23	2,289,375
	2,000,000	8.375	07/05/33	2,353,218
	18,540,000	8.375	07/15/33	15,388,200
General Motors Nova Scotia Finance Co. (B-/Caa1)
	750,000	6.850	10/15/08	731,250

				101,645,324

Automotive — Distributor — 0.1%
Keystone Automotive Operations, Inc. (CCC+/Caa2)
	4,000,000	9.750	11/01/13	3,000,000

Automotive Parts — 1.2%
Accuride Corp. (B-/B3)
	3,000,000	8.500	02/01/15	2,850,000
Tenneco Automotive, Inc. (BB-/B1)
	2,000,000	10.250	07/15/13	2,110,000
Tenneco, Inc. (B/B3)
	3,250,000	8.625	11/15/14	3,185,000
The Goodyear Tire & Rubber Co. (B/B2)
	5,000,000	7.857	08/15/11	4,925,000
The Goodyear Tire & Rubber Co. (B/Ba3)
	1,950,000	9.000	07/01/15	2,003,625
The Goodyear Tire & Rubber Co. (B+/Ba3)
	4,000,000	11.250	03/01/11	4,300,000
TRW Automotive Inc (Ba3/BB-)
EUR	3,500,000	6.375	03/15/14	4,453,328
TRW Automotive, Inc. (BB-/Ba3)(b)
	$5,000,000	7.000	03/15/14	4,475,000
	825,000	7.250	03/15/17	726,000
United Components, Inc. (CCC+/Caa1)
	5,500,000	9.375	06/15/13	5,555,000
Visteon Corp. (CCC+/Caa2)
	3,500,000	8.250	08/01/10	3,097,500
	2,000,000	7.000	03/10/14	1,580,000

				39,260,453

Building Materials — 3.6%
ACIH, Inc. (CCC+/Caa1)(b)
	6,250,000	11.500	12/15/12	4,375,000
Associated Materials, Inc. (CCC/B3)
	1,250,000	9.750	04/15/12	1,278,125
Associated Materials, Inc. (CCC/Caa2)(d)
	13,000,000	11.250	03/01/14	8,060,000
CPG International, Inc. (B-/B3)
	3,000,000	10.500	07/01/13	2,880,000
Goodman Global Holdings Co., Inc. (B-/B1)(a)
	360,000	8.360	06/15/12	360,000
Goodman Global Holdings Co., Inc. (B-/B3)
	13,500,000	7.875	12/15/12	13,230,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Building Materials — 3.6%
Grohe Holding GMBH (CCC+/B3)
EUR	22,000,000	8.625%	10/01/14	$28,142,846
Heating Finance PLC (B-/Caa1)
GBP	2,000,000	7.875	03/31/14	3,127,894
Interface, Inc. (CCC+/B3)
	$2,000,000	9.500	02/01/14	2,100,000
Legrand S.A. (BBB/Baa3)
	5,050,000	8.500	02/15/25	5,757,000
Masonite Corp.
	5,000,000	11.000	04/06/15	4,210,086
Nortek, Inc. (CCC+/B3)
	25,000,000	8.500	09/01/14	21,500,000
NTK Holdings, Inc. (CCC+/Caa1)
	17,250,000	10.750	03/01/14	10,608,750
Panolam Industries International, Inc. (CCC+/Caa1)(b)
	6,500,000	10.750	10/01/13	6,467,500
PLY Gem Industries, Inc. (CCC+/Caa1)
	7,000,000	9.000	02/15/12	5,600,000
Texas Industries, Inc. (BB-/Ba3)
	1,555,000	7.250	07/15/13	1,539,450
Werner Holdings Co., Inc. (WR)(e)
	3,000,000	10.000	11/15/07	45,000

				119,281,651

Capital Goods — 2.2%
Altra Industrial Motion, Inc. (CCC+/B2)
	2,000,000	9.000	12/01/11	2,040,000
Baldor Electric Co. (B/B3)
	12,435,000	8.625	02/15/17	12,745,875
Belden CDT, Inc. (BB-/Ba2)(b)
	1,250,000	7.000	03/15/17	1,187,500
Briggs & Stratton Corp. (BB+/Ba1)
	2,500,000	8.875	03/15/11	2,612,500
Castle HoldCo Ltd. (CCC+/Caa1)
GBP	2,500,000	9.875	05/15/15	5,076,814
Mueller Water Products, Inc. (B/B3)(b)
	$5,000,000	7.375	06/01/17	4,650,000
RBS Global & Rexnord Corp. (CCC+/B3)
	15,000,000	9.500	08/01/14	14,475,000
	6,500,000	8.875	09/01/16	6,028,750
RBS Global & Rexnord Corp. (CCC+/Caa1)
	13,500,000	11.750	08/01/16	13,500,000
Sensata Technologies (B-/B3)
	8,910,000	8.000	05/01/14	8,197,200
Texon International PLC (WR)
DEM	2,250,000	10.000	02/01/10	—
VAC Finanzierung GMBH (CCC+/B3)
EUR	3,000,000	9.250	04/15/16	3,919,750

				74,433,389

Chemicals — 5.0%
Basell AF SCA (B/B2)
	5,000,000	8.375	08/15/15	6,190,879
	$17,375,000	8.375 (b)	08/15/15	14,768,750

Principal		Interest		Maturity
Amount●		Rate		Date	Value
Corporate Bonds — (continued)
Chemicals — (continued)
Compass Minerals International, Inc. (B-)(d)
	$8,750,000	12.750%		12/15/12	$9,034,375
	7,750,000	12.000		06/01/13	7,750,000
Equistar Chemical/Funding (BB-/B1)
	1,714,000	10.625		05/01/11	1,795,415
Equistar Chemicals LP (BB-/B1)
	1,571,000	10.125		09/01/08	1,629,913
	2,000,000	7.550		02/15/26	1,720,000
Ferro Corp. (B+/B1)
	3,250,000	9.125		01/01/09	3,331,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (B/B3)
	11,250,000	9.750		11/15/14	12,037,500
Huntsman International LLC (B/B2)
	3,000,000	7.875		11/15/14	3,210,000
Ineos Group Holdings PLC (B-/B3)
EUR	12,375,000	7.875		02/15/16	14,793,336
	$12,570,000	8.500	(b)	02/15/16	11,501,550
Invista (BB-/Ba3)(b)
	6,325,000	9.250		05/01/12	6,546,375
KRATON Polymers LLC/Capital Corp. (CCC+/B3)
	7,250,000	8.125		01/15/14	6,960,000
Lyondell Chemical Co. (B+/B1)
	2,970,000	8.250		09/15/16	3,244,725
	1,000,000	6.875		06/15/17	1,052,500
Lyondell Chemical Co. (BB+/Ba2)
	4,000,000	10.500		06/01/13	4,340,000
MacDermid, Inc. (CCC+/Caa1)(b)
	7,000,000	9.500		04/15/17	6,475,000
Momentive Performance Materials, Inc. (B-/B3)(b)
	10,750,000	9.750		12/01/14	10,105,000
	4,000,000	10.125	(f)	12/01/14	3,770,000
Momentive Performance Materials, Inc. (CCC+/Caa2)(b)
	8,000,000	11.500		12/01/16	7,360,000
Rhodia S.A. (B/B1)(a)(c)
EUR	4,500,000	6.959		10/15/13	6,064,325
Rockwood Specialties Group, Inc. (B-/B3)
	$290,000	7.500		11/15/14	282,750
EUR	10,500,000	7.625		11/15/14	14,221,919
SPCM SA (B/B3)
	2,875,000	8.250		06/15/13	3,933,431
The Mosaic Co. (BB-/B1)(b)
	$1,125,000	7.375		12/01/14	1,119,375
	3,385,000	7.625		12/01/16	3,401,925

					166,640,293

Conglomerates — 1.3%
Blount, Inc. (B/B2)
	6,750,000	8.875		08/01/12	6,210,000
Bombardier, Inc. (BB/Ba2)(b)
	6,750,000	6.750		05/01/12	6,446,250
	3,000,000	8.000		11/15/14	2,985,000
EUR	2,000,000	7.250		11/15/16	2,722,618
Invensys PLC (B+/B2)(b)
	$1,463,000	9.875		03/15/11	1,559,924
Park-Ohio Industries, Inc. (B-/B3)
	5,000,000	8.375		11/15/14	4,600,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount●		Rate		Date	Value
Corporate Bonds — (continued)
Conglomerates — (continued)
Polypore, Inc. (CCC+/Caa1)
EUR	11,250,000	8.750%		05/15/12	$14,033,163
Trimas Corp. (B-/B3)
	$5,401,000	9.875		06/15/12	5,387,497

					43,944,452

Consumer Products — Household & Leisure — 2.9%
Affinion Group, Inc. (B-/B2)
	6,250,000	10.125		10/15/13	6,234,375
Affinion Group, Inc. (B-/Caa1)
	4,500,000	11.500		10/15/15	4,522,500
Ames True Temper (CCC-/Caa3)
	3,750,000	10.000		07/15/12	3,225,000
Central Garden & Pet Co. (B/B2)
	1,310,000	9.125		02/01/13	1,300,175
Elizabeth Arden, Inc. (B-/B1)
	360,000	7.750		01/15/14	346,500
FTD Group, Inc. (B-/B3)
	3,610,000	7.750		02/15/14	3,357,300
Harry & David Holdings, Inc. (B-/B3)
	3,110,000	9.000		03/01/13	2,954,500
Jarden Corp. (B-/B3)
	6,750,000	7.500		05/01/17	6,075,000
Safilo Capital International S.A. (B/B2)
EUR	7,150,000	9.625		05/15/13	10,369,209
Sealy Mattress Co. (B/B2)
	$5,500,000	8.250		06/15/14	5,335,000
Simmons Bedding Co. (CCC+/B2)
	3,000,000	7.875		01/15/14	2,775,000
Simmons Bedding Co. (CCC+/B3)
	4,500,000	10.000		12/15/14	3,487,500
Solo Cup Co. (CCC-/Caa2)
	1,750,000	8.500		02/15/14	1,421,875
Spectrum Brands, Inc. (CCC-/Caa3)
	5,500,000	11.250	(f)	10/02/13	4,042,500
	13,500,000	7.375		02/01/15	8,640,000
True Temper Sports, Inc. (CCC/Caa2)
	2,500,000	8.375		09/15/11	2,043,750
Vertrue, Inc. (WR)
	3,000,000	9.250		04/01/14	3,225,000
Visant Corp. (B-/B1)
	6,625,000	7.625		10/01/12	6,558,750
Visant Holding Corp. (B-/B3)
	11,250,000	8.750		12/01/13	11,250,000
	8,750,000	10.250	(d)	12/01/13	7,962,500

					95,126,434

Consumer Products — Industrial — 0.7%
Johnsondiversey Holdings, Inc. (CCC+/Caa1)(d)
	7,000,000	10.670		05/15/13	7,175,000
Johnsondiversey, Inc. (CCC+/B3)
EUR	3,500,000	9.625		05/15/12	4,980,066
	$4,005,000	9.625		05/15/12	4,105,125
Norcross Safety Products (B-/B2)
	5,000,000	9.875		08/15/11	5,181,250

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Products — Industrial — (continued)
Safety Products Holdings, Inc. Series B (B-/B3)(f)
	$1,991,836	11.750%	01/01/12	$2,091,428

				23,532,869

Consumer Products — Non Durable — 1.7%
Chattem, Inc. (B/B2)
	2,655,000	7.000	03/01/14	2,508,975
Constellation Brands, Inc. (B/B2)
	220,000	8.125	01/15/12	219,175
Constellation Brands, Inc. (BB-/Ba3)
	575,000	7.250	09/01/16	546,250
	5,750,000	7.250 (b)	05/15/17	5,419,375
Del Laboratories, Inc. (CCC/Caa2)
	8,250,000	8.000	02/01/12	7,569,375
Leiner Health Products, Inc. (CCC/Caa2)
	750,000	11.000	06/01/12	660,000
Playtex Products, Inc. (B-/Caa1)
	6,500,000	9.375	06/01/11	6,646,250
Prestige Brands, Inc. (B-/B3)
	2,100,000	9.250	04/15/12	2,152,500
Reddy Ice Holdings, Inc. (B-/B3)(d)
	3,750,000	10.500	11/01/12	3,501,562
Sally Holdings LLC (CCC+/B2)(b)
	10,545,000	9.250	11/15/14	9,648,675
Sally Holdings LLC (CCC+/Caa1)(b)
	15,500,000	10.500	11/15/16	14,105,000
Yankee Acquisition Corp. (CCC+/B3)(b)
	2,875,000	8.500	02/15/15	2,659,375
Yankee Acquisition Corp. (CCC+/Caa1)(b)
	2,000,000	9.750	02/15/17	1,780,000

				57,416,512

Defense — 1.0%
Alliant Techsystems, Inc. (B+/B1)
	6,000,000	6.750	04/01/16	5,670,000
Communications & Power Industries, Inc. (B-/B3)
	2,000,000	8.000	02/01/12	2,035,000
DI Finance/DynCorp International (B/B3)
	487,000	9.500	02/15/13	494,305
DRS Technologies, Inc. (B/B3)
	2,750,000	6.875	11/01/13	2,598,750
	3,000,000	7.625	02/01/18	2,880,000
DRS Technologies, Inc. (B+/B1)
	1,225,000	6.625	02/01/16	1,157,625
Heckler Koch GMBH (B-/B2)
EUR	2,000,000	9.250	07/15/11	2,722,619
L-3 Communications Corp. (BB+/Ba3)
	$2,250,000	6.125	07/15/13	2,081,250
	4,500,000	6.125	01/15/14	4,162,500
	3,000,000	5.875	01/15/15	2,722,500
	8,975,000	6.375	10/15/15	8,301,875

				34,826,424

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Energy — Coal — 0.6%
Arch Western Finance LLC (BB-/B1)
	$2,945,000	6.750%	07/01/13	$2,694,675
Foundation PA Coal Co. (B/Ba3)
	275,000	7.250	08/01/14	257,125
Massey Energy Co. (B+/B2)
	6,500,000	6.875	12/15/13	5,736,250
New World Resources BV (B/B3)(b)
EUR	3,500,000	7.375	05/15/15	4,572,563
Peabody Energy Corp. (BB/Ba1)
	$4,000,000	6.875	03/15/13	3,880,000
	1,000,000	5.875	04/15/16	870,000
	2,975,000	7.375	11/01/16	2,841,125

				20,851,738

Energy — Exploration & Production — 2.7%
Chesapeake Energy Corp. (BB/Ba2)
	5,125,000	6.375	06/15/15	4,715,000
	6,530,000	6.625	01/15/16	6,089,225
	9,750,000	6.875	01/15/16	9,286,875
	11,125,000	6.500	08/15/17	10,235,000
Cimarex Energy Co (BB-/B1)
	5,000,000	7.125	05/01/17	4,712,500
Encore Acquisition Co. (B/B1)
	8,250,000	6.000	07/15/15	7,053,750
	3,000,000	7.250	12/01/17	2,730,000
EXCO Resources, Inc. (B-/B3)
	4,000,000	7.250	01/15/11	3,800,000
KCS Energy, Inc. (B-/B3)
	2,375,000	7.125	04/01/12	2,291,875
Newfield Exploration Co. (BB-/Ba3)
	6,000,000	6.625	04/15/16	5,610,000
OPTI Canada, Inc. (BB+/B1)(b)
	8,000,000	7.875	12/15/14	8,080,000
Plains Exploration & Production Co. (BB-/B1)
	5,000,000	7.750	06/15/15	4,625,000
	2,750,000	7.000	03/15/17	2,475,000
Pogo Producing Co. (B+/B1)
	1,250,000	7.875	05/01/13	1,246,875
	4,970,000	6.875	10/01/17	4,982,425
Quicksilver Resources, Inc. (B/B1)
	3,750,000	7.125	04/01/16	3,496,875
Range Resources Corp. (B+/B1)
	3,500,000	6.375	03/15/15	3,255,000
Whiting Petroleum Corp. (B/B1)
	2,500,000	7.250	05/01/13	2,325,000
	1,750,000	7.000	02/01/14	1,610,000

				88,620,400

Energy — Refining(b) — 0.2%
Petroplus Finance Ltd. (BB-/B1)
	2,125,000	6.750	05/01/14	1,944,375
	6,500,000	7.000	05/01/17	5,980,000

				7,924,375

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Energy — Services — 0.1%
Compagnie Generale de Geophysique-Veritas (B+/Ba3)
	$1,750,000	7.500%	05/15/15	$1,715,000
Seitel, Inc. (B-/B3)(b)
	2,000,000	9.750	02/15/14	1,870,000

				3,585,000

Entertainment & Leisure — 1.0%
AMC Entertainment Inc. (CCC+/B2)
	4,250,000	11.000	02/01/16	4,420,000
AMC Entertainment, Inc. (B-/Ba3)
	1,875,000	8.625	08/15/12	1,931,250
Blockbuster, Inc. (CCC/Caa2)
	2,750,000	9.000	09/01/12	2,296,250
Festival Fun Parks LLC (B/B3)
	3,250,000	10.875	04/15/14	3,120,000
HRP Myrtle Beach Operations LLC (B+/B2)(a)(b)
	1,750,000	10.070	04/01/12	1,745,625
Universal City Development Partners (B-/B1)
	8,750,000	11.750	04/01/10	9,100,000
Universal City Florida Holding Co. (B-/B3)
	1,125,000	8.375	05/01/10	1,102,500
Warner Music Group (B/B2)
	5,625,000	7.375	04/15/14	4,978,125
WMG Holdings Corp. (B/B2)(d)
	4,550,000	9.500	12/15/14	3,321,500

				32,015,250

Environmental — 1.0%
Allied Waste North America, Inc. (BB+/B1)
	2,000,000	6.500	11/15/10	1,945,000
	3,875,000	6.375	04/15/11	3,710,313
	4,000,000	7.875	04/15/13	3,930,000
	3,000,000	6.125	02/15/14	2,767,500
	8,250,000	7.250	03/15/15	7,940,625
Allied Waste North America, Inc. Series B (BB+/B1)
	3,305,000	7.125	05/15/16	3,123,225
	4,500,000	6.875	06/01/17	4,185,000
Waste Services (CCC+/Caa1)
	5,000,000	9.500	04/15/14	5,150,000
WCA Waste Corp. (B-/B3)
	2,000,000	9.250	06/15/14	2,035,000

				34,786,663

Finance — 1.8%
ETrade Financial Corp. (BB-/Ba2)
	4,000,000	7.375	09/15/13	4,010,000
General Motors Acceptance Corp. (BB+/Ba1)
EUR	1,500,000	4.750	09/14/09	1,894,214
	$3,000,000	7.250	03/02/11	2,857,228
	21,160,000	6.875	09/15/11	19,889,267
	6,000,000	6.750	12/01/14	5,424,211
	13,785,000	8.000	11/01/31	12,888,975
GMAC Canada Ltd. (BB+/Ba1)
GBP	500,000	6.625	12/17/10	985,073

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Finance — (continued)
HUB International Holdings, Inc. (CCC+/B3)(b)
	$3,750,000	9.000%	12/15/14	$3,534,375
NCO Group, Inc. (B-/Caa1)(b)
	7,250,000	11.875	11/15/14	7,159,375

				58,642,718

Food — 1.4%
Cott Beverages USA, Inc. (B-/B1)
	1,145,000	8.000	12/15/11	1,122,100
Dean Foods Co. (B+/B1)
	6,750,000	7.000	06/01/16	6,100,312
Dole Food Co. (B-/Caa1)
	4,513,000	8.125	05/01/09	4,355,045
	2,000,000	7.250	06/15/10	1,820,000
	3,000,000	8.875	03/15/11	2,842,500
Foodcorp Ltd. (B2/B+)
EUR	2,250,000	8.875	06/15/12	3,109,121
Michael Foods, Inc. (B-/B3)
	$4,500,000	8.000	11/15/13	4,398,750
Pinnacle Foods Finance LLC (CCC/Caa2)(b)
	15,500,000	9.250	04/01/15	14,570,000
	10,750,000	10.625	04/01/17	9,943,750

				48,261,578

Gaming — 6.8%
Boyd Gaming Corp. (B+/Ba3)
	2,500,000	6.750	04/15/14	2,350,000
	1,000,000	7.125	02/01/16	927,500
Buffalo Thunder Development Authority (B/B2)(b)
	2,500,000	9.375	12/15/14	2,337,500
Caesars Entertainment, Inc. (BB/Baa3)
	1,500,000	7.500	09/01/09	1,505,625
CCM Merger, Inc. (CCC+/B3)(b)
	3,500,000	8.000	08/01/13	3,430,000
Chukchansi Economic Development Authority (BB-/B2)(b)
	4,000,000	8.000	11/15/13	3,940,000
Circus & Eldorado (B/B2)
	3,500,000	10.125	03/01/12	3,627,050
Cirsa Capital Luxembourg SA (B-/B2)
EUR	1,750,000	7.875	07/15/12	2,190,750
Cirsa Finance Luxembourg SA (B/B1)
	6,250,000	8.750	05/15/14	7,995,127
Codere Finance Luxembourg SA (B/B2)
	13,000,000	8.250	06/15/15	16,896,653
French Lick Resorts & Casino LLC (CCC/Caa3)(b)
	$1,500,000	10.750	04/15/14	1,125,000
Galaxy Entertainment Finance Co., Ltd. (B+/B1)(b)
	1,250,000	9.875	12/15/12	1,337,500
Greektown Holdings LLC (CCC+/B3)(b)
	3,500,000	10.750	12/01/13	3,605,000
Harrah’s Operating Co., Inc. (BB/Baa3)
	8,125,000	5.625	06/01/15	5,870,312
	8,000,000	6.500	06/01/16	5,880,000
Herbst Gaming, Inc. (B-/B3)
	2,000,000	8.125	06/01/12	1,800,000

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
Isle of Capri Casinos, Inc. (B/B3)
	$1,500,000	9.000%	03/15/12	$1,545,000
	3,250,000	7.000	03/01/14	2,941,250
Mandalay Resort Group (B+/B1)
	2,000,000	9.375	02/15/10	2,045,000
Mandalay Resort Group (WR)
	3,250,000	10.250	08/01/07	3,225,625
MGM Mirage, Inc. (B1/B+)
	5,125,000	8.375	02/01/11	5,176,250
MGM Mirage, Inc. (BB/Ba2)
	2,000,000	8.500	09/15/10	2,030,000
	750,000	6.750	09/01/12	690,000
	5,750,000	6.750	04/01/13	5,218,125
	2,000,000	5.875	02/27/14	1,700,000
	20,000,000	6.625	07/15/15	17,600,000
	6,000,000	7.500	06/01/16	5,550,000
Mirage Resorts, Inc. (BB/Ba2)
	3,125,000	7.250	08/01/17	2,960,937
Mohegan Tribal Gaming Authority (B/Ba2)
	3,000,000	8.000	04/01/12	3,045,000
	1,305,000	7.125	08/15/14	1,264,219
MTR Gaming Group, Inc. (B/B2)
	3,000,000	9.750	04/01/10	3,090,000
Park Place Entertainment Corp. (B+/Ba1)
	5,000,000	7.875	03/15/10	5,043,750
	2,500,000	8.125	05/15/11	2,512,500
Peermont Global Ltd. (B/B3)
EUR	8,750,000	7.750	04/30/14	11,372,747
Penn National Gaming, Inc. (B+/B1)
	$3,000,000	6.750	03/01/15	3,052,500
Pinnacle Entertainment, Inc. (B-/B3)
	4,500,000	8.250	03/15/12	4,500,000
	1,500,000	8.750	10/01/13	1,556,250
	5,750,000	7.500 (b)	06/15/15	5,290,000
Pokagon Gaming Authority (B/B3)(b)
	625,000	10.375	06/15/14	675,000
River Rock Entertainment (B+/B2)
	2,500,000	9.750	11/01/11	2,631,250
San Pasqual Casino (B+/B2)(b)
	2,375,000	8.000	09/15/13	2,369,063
Seminole Hard Rock Entertainment, Inc. (BB/B1)(a)(b)
	2,825,000	7.860	03/15/14	2,803,813
Seneca Gaming Corp (BB/Ba2)
	550,000	7.250	05/01/12	543,125
Shingle Springs Tribal Gaming Authority (B/B3)(b)
	6,750,000	9.375	06/15/15	6,480,000
Snoqualmie Entertainment Authority (B/B3)(b)
	4,500,000	9.125	02/01/15	4,533,750
Station Casinos, Inc. (B/Ba3)
	12,500,000	6.500	02/01/14	10,625,000
	17,600,000	6.875	03/01/16	14,872,000
Station Casinos, Inc. (B+/Ba2)
	2,000,000	6.000	04/01/12	1,820,000
Turning Stone Casino Resort Enterprise (B+/B1)(b)
	2,950,000	9.125	09/15/14	3,016,375

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount●		Rate		Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
Wimar Opco LLC/Wimar Opco Finance Corp. (CCC+/B3)(b)
	$7,250,000	9.625%		12/15/14	$6,235,000
Wynn Las Vegas LLC (BB+/B1)
	12,750,000	6.625		12/01/14	11,841,562

					224,673,108

Health Care — Medical Products — 1.6%
Accellent, Inc. (CCC+/Caa2)
	9,000,000	10.500		12/01/13	8,730,000
Advanced Medical Optics, Inc. (B/B1)
	4,030,000	7.500		05/01/17	3,697,525
Fisher Scientific International, Inc. (BBB/Baa3)
	2,250,000	6.125		07/01/15	2,128,446
PTS Acquisition Corp. (B-/Caa1)(b)
	17,125,000	9.500	(f)	04/15/15	15,412,500
EUR	2,125,000	9.750		04/15/17	2,703,806
The Cooper Companies, Inc. (BB-/Ba3)
	$1,250,000	7.125		02/15/15	1,181,250
Varietal Distribution (CCC+/Caa1)(b)(f)
	19,500,000	10.250		07/15/15	17,940,000

					51,793,527

Health Care — Pharmaceutical — 0.5%
Angiotech Pharmaceuticals, Inc. (CCC/B3)
	5,000,000	7.750		04/01/14	4,475,000
Elan Finance PLC/Elan Finance Corp. (B/B3)
	6,000,000	7.750		11/15/11	5,662,500
	1,500,000	8.875		12/01/13	1,491,630
Mylan Laboratories, Inc. (BB+/Ba1)
	1,000,000	6.375		08/15/15	1,011,250
Warner Chilcott Corp. (B-/Caa1)
	5,731,000	8.750		02/01/15	5,501,760

					18,142,140

Health Care — Services — 3.9%
Alliance Imaging, Inc. (B-/B3)
	4,000,000	7.250		12/15/12	3,670,000
Community Health Systems, Inc. (B-/B3)(b)
	18,000,000	8.875		07/15/15	17,550,000
CRC Health Corp. (CCC+/Caa1)
	2,125,000	10.750		02/01/16	2,265,781
DaVita, Inc. (B/B2)
	5,250,000	7.250		03/15/15	4,987,500
HCA, Inc. (B-/Caa1)
	2,065,000	6.950		05/01/12	1,775,900
	925,000	6.300		10/01/12	763,125
	12,000,000	6.250		02/15/13	9,900,000
	5,170,000	6.750		07/15/13	4,394,500
	8,750,000	6.375		01/15/15	6,682,813
	4,000,000	6.500		02/15/16	3,120,000
HCA, Inc. (BB-/B2)(b)
	2,500,000	9.125		11/15/14	2,468,750
	11,225,000	9.250		11/15/16	11,140,812
	11,000,000	9.625	(f)	11/15/16	11,055,000
Psychiatric Solutions, Inc. (B-/B3)
	220,000	7.750	(b)	07/15/15	208,450

Principal	Interest	Maturity
Amount●	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Services — (continued)
Psychiatric Solutions, Inc. (B-/B3) (continued)
$2,000,000	7.750%	07/15/15	$1,895,000
Select Medical Corp. (CCC+/B3)
6,250,000	7.625	02/01/15	5,625,000
Senior Housing Properties Trust (BB+/Ba2)
1,950,000	7.875	04/15/15	2,008,500
Tenet Healthcare Corp. (CCC+/Caa1)
2,500,000	6.375	12/01/11	2,118,750
3,500,000	6.500	06/01/12	2,922,500
9,250,000	7.375	02/01/13	7,631,250
3,520,000	9.875	07/01/14	3,097,600
2,000,000	9.250	02/01/15	1,700,000
U.S. Oncology, Inc. (B-/B1)
5,050,000	9.000	08/15/12	5,024,750
U.S. Oncology, Inc. (B-/B2)
1,875,000	10.750	08/15/14	1,893,750
United Surgical Partners International, Inc. (CCC+/Caa1)(b)
5,000,000	8.875	05/01/17	4,800,000
Universal Hospital Services, Inc. (B+/B3)(b)(f)
1,750,000	8.500	06/01/15	1,618,750
Vanguard Health Holding Co. I (CCC+/Caa1)(d)
3,500,000	11.250	10/01/15	2,546,250
Vanguard Health Holding Co. II (CCC+/Caa1)
3,500,000	9.000	10/01/14	3,281,250
Ventas Realty LP (BB+/Ba2)
2,000,000	9.000	05/01/12	2,110,000

			128,255,981

Home Construction — 0.4%
K. Hovnanian Enterprises, Inc. (BB/Ba3)
$1,500,000	6.250	01/15/15	1,147,500
3,450,000	7.500	05/15/16	2,751,375
4,000,000	8.625	01/15/17	3,320,000
Kimball Hill, Inc. (B-/Caa1)
2,250,000	10.500	12/15/12	1,777,500
Meritage Homes Corp. (BB/Ba2)
4,500,000	6.250	03/15/15	3,493,125

			12,489,500

Lodging — 0.4%
Gaylord Entertainment Co. (B-/B3)
3,125,000	8.000	11/15/13	3,093,750
Host Hotels & Resorts LP (BB)(b)
2,000,000	6.875	11/01/14	1,905,000
Host Marriott LP (BB/Ba1)
5,750,000	7.125	11/01/13	5,548,750
3,125,000	6.375	03/15/15	2,937,500

			13,485,000

Machinery — 0.3%
Case New Holland, Inc. (BB+/Ba3)
3,000,000	7.125	03/01/14	2,932,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount●	Rate	Date	Value
Corporate Bonds — (continued)
Machinery — (continued)
Columbus Mckinnon Corp. (BB/Ba2)
$1,787,000	10.000%	08/01/10	$1,876,350
Douglas Dynamics LLC (B-/B3)(b)
750,000	7.750	01/15/12	682,500
Dresser-Rand Group, Inc. (B/B1)
4,344,000	7.375	11/01/14	4,170,240

			9,661,590

Media — 1.1%
DIRECTV Holdings LLC (BB-/Ba3)
4,500,000	8.375	03/15/13	4,567,500
500,000	6.375	06/15/15	452,500
EchoStar DBS Corp. (BB-/Ba3)
5,500,000	6.375	10/01/11	5,225,000
4,250,000	7.000	10/01/13	4,080,000
5,150,000	7.125	02/01/16	4,866,750
Lamar Media Corp. (B/Ba3)
2,500,000	7.250	01/01/13	2,425,000
500,000	7.250 (b)	01/01/13	435,000
TL Acquisitions, Inc. (CCC+/Caa1)(b)
16,750,000	10.500	01/15/15	15,368,125

			37,419,875

Media — Broadcasting & Radio — 2.1%
Allbritton Communications Co. (B-/B1)
815,000	7.750	12/15/12	798,700
AMFM, Inc. (B+/Baa3)
3,000,000	8.000	11/01/08	3,031,825
Bonten Media Acquisition Co. (CCC+/Caa1)(b)(f)
3,500,000	9.000	06/01/15	3,237,500
Clear Channel Communications, Inc. (B+/Baa3)
5,250,000	5.750	01/15/13	4,483,679
8,500,000	5.500	09/15/14	6,721,904
5,500,000	5.500	12/15/16	4,017,765
CMP Susquehanna Corp. (CCC/Caa1)
6,750,000	9.875	05/15/14	6,277,500
Liberty Media LLC (BB+/Ba2)
120,000	8.250	02/01/30	114,411
LIN Television Corp. (B-/B1)
6,500,000	6.500	05/15/13	6,272,500
Local TV Finance LLC (CCC+/Caa1)(b)(f)
4,625,000	9.250	06/15/15	4,347,500
Radio One, Inc. (B-/B1)
2,000,000	6.375	02/15/13	1,815,000
Sinclair Broadcast Group, Inc. (B/Ba3)
774,000	8.000	03/15/12	781,740
Univision Communications, Inc. (CCC+/B3)(b)(f)
29,500,000	9.750	03/15/15	27,730,000

			69,630,024

Media — Cable — 4.0%
Adelphia Communications Corp.(e)
2,000,000	10.250	06/15/49	670,000
Atlantic Broadband Finance LLC (CCC+/Caa1)
3,250,000	9.375	01/15/14	3,241,875

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Media — Cable — (continued)
Cablecom Luxembourg SCA (CCC+/B3)
EUR	6,000,000	8.000%	11/01/16	$7,552,188
Cablevision Systems Corp. (B+/B3)
	$7,875,000	8.000	04/15/12	7,363,125
CCH I Holdings LLC (CCC/Caa3)
	3,250,000	9.920	04/01/14	2,892,500
	5,500,000	11.750	05/15/14	5,335,000
CCH I LLC (CCC/Caa2)
	13,585,000	11.000	10/01/15	13,585,000
Charter Communications Holdings II (CCC/Caa2)
	7,125,000	10.250	09/15/10	7,249,687
Charter Communications Operating LLC/Capital (B+/B3)(b)
	580,000	8.375	04/30/14	568,400
CSC Holdings, Inc. (B+/B2)
	8,250,000	8.125	07/15/09	8,291,250
	1,250,000	8.125	08/15/09	1,246,875
	2,000,000	7.625	04/01/11	1,930,000
	3,750,000	6.750	04/15/12	3,440,625
Frontier Vision
	2,000,000	11.000	10/15/49	—
General Cable Corp. (B+/B1)
	50,000	7.125	04/01/17	48,250
Kabel Deutschland GmbH (B-/B2)
	5,750,000	10.625	07/01/14	6,080,625
Mediacom Broadband LLC (B/B3)
	500,000	8.500	10/15/15	482,500
Mediacom LLC (B/B3)
	3,560,000	9.500	01/15/13	3,515,500
NTL Cable PLC (B-/B2)
GBP	2,250,000	9.750	04/15/14	4,615,675
Ono Finance II (CCC+/B3)
EUR	11,500,000	8.000	05/16/14	14,396,359
Ono Finance PLC (CCC+/B3)
	4,250,000	10.500	05/15/14	6,047,223
Rainbow National Services LLC (B+/B2)(b)
	$200,000	8.750	09/01/12	203,000
Rainbow National Services LLC (B+/B3)(b)
	2,945,000	10.375	09/01/14	3,136,425
Telenet Communications N.V. (B-/B3)
EUR	2,147,625	9.000	12/15/13	3,114,570
Telenet Group Holding N.V. (CCC+/B3)(b)(d)
	$11,121,000	11.500	06/15/14	10,662,259
UPC Holding BV (CCC+/B3)
EUR	4,250,000	7.750	01/15/14	5,393,076
	9,250,000	8.625	01/15/14	12,212,449

				133,274,436

Media — Diversified — 0.2%
Quebecor Media, Inc. (B/B2)
	$660,000	7.750	03/15/16	620,400
Rogers Wireless Communications, Inc. (BBB-/Baa3)
	2,000,000	7.500	03/15/15	2,125,000
Rogers Wireless, Inc. (BB+/Ba1)
	5,000,000	8.000	12/15/12	5,231,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Media — Diversified — (continued)
Videotron Ltee (B+/Ba1)
	$375,000	6.875%	01/15/14	$358,125

				8,334,775

Metals — 1.5%
AK Steel Corp. (B+/B2)
	333,000	7.875	02/15/09	333,000
	8,000,000	7.750	06/15/12	7,880,000
Aleris International, Inc. (B-/B3)(b)(f)
	8,750,000	9.000	12/15/14	8,268,750
Aleris International, Inc. (B-/Caa1)(b)
	16,250,000	10.000	12/15/16	14,462,500
Freeport-McMoRan Copper & Gold Inc. (BB/Ba3)
	125,000	8.250	04/01/15	130,625
Freeport-McMoRan Copper & Gold Inc. (BB/Ba3)
	1,565,000	8.375	04/01/17	1,651,075
GrafTech Finance, Inc. (B/B2)
	4,594,000	10.250	02/15/12	4,812,215
Novelis, Inc. (B/B3)
	12,675,000	7.250	02/15/15	12,801,750

				50,339,915

Packaging — 4.3%
Ball Corp. (BB/Ba1)
	50,000	6.875	12/15/12	49,000
Berry Plastics Holding Corp. (B/B3)
	9,865,000	8.875	09/15/14	9,458,069
Berry Plastics Holding Corp. (CCC+/Caa2)
	8,000,000	10.250	03/01/16	7,500,000
Beverage Packaging Holdings II SA/Luxembourg (B+)(b)
EUR	5,500,000	8.000	12/15/16	7,148,584
Beverage Packaging Holdings II SA/Luxembourg (B-/B3)
	14,500,000	9.500	06/15/17	18,449,503
Consol Speciality Glass Ltd. (BB-/B1)
	4,250,000	7.625	04/15/14	5,552,979
Crown Americas LLC (B/B1)
	$8,445,000	7.750	11/15/15	8,318,325
Gerresheimer Holdings GMBH (B+/B2)
EUR	4,650,000	7.875	03/01/15	6,616,373
Graham Packaging Co., Inc. (CCC+/Caa1)
	$20,875,000	9.875	10/15/14	19,518,125
Graphic Packaging International, Inc. (B-/B3)
	13,000,000	9.500	08/15/13	13,260,000
Impress Holdings BV (B/Ba3)(a)
EUR	1,000,000	7.093	09/15/13	1,340,787
Impress Holdings BV (B-/B3)
	13,500,000	9.250	09/15/14	18,192,975
Owens Brockway Glass Container (B/B3)
	$2,500,000	8.250	05/15/13	2,512,500
	1,000,000	6.750	12/01/14	925,000
Owens Brockway Glass Container (BB/Ba2)
	7,032,000	8.875	02/15/09	7,119,900
Plastipak Holdings, Inc. (B/B3)(b)
	1,165,000	8.500	12/15/15	1,188,300

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Packaging — (continued)
Pliant Corp. (CCC/Caa1)
	$2,375,000	11.125%	09/01/09	$2,125,625
Pregis Corp. (CCC+/Caa1)
	6,750,000	12.375	10/15/13	7,155,000
Stichting Participatie Impress Cooperatieve UA(f)
EUR	821,895	17.000	09/29/49	1,214,433
Tekni-Plex, Inc. (C/Caa1)(b)
	$4,500,000	9.750	11/15/13	4,218,750
Tekni-Plex, Inc. (CCC-/B1)(b)
	2,500,000	11.875	08/15/12	2,737,500

				144,601,728

Paper — 2.7%
Abitibi-Consolidated, Inc. (B/B3)
	6,021,000	8.550	08/01/10	5,539,320
Ainsworth Lumber Co. Ltd. (CCC+/B2)
	4,000,000	7.250	10/01/12	2,780,000
	2,500,000	6.750	03/15/14	1,662,500
Boise Cascade LLC (B+/B2)
	6,000,000	7.125	10/15/14	5,520,000
Catalyst Paper Corp. (B+/B2)
	2,750,000	8.625	06/15/11	2,475,000
	1,500,000	7.375	03/01/14	1,275,000
Georgia-Pacific Corp. (B/B2)
	8,500,000	8.125	05/15/11	8,500,000
	1,000,000	9.500	12/01/11	1,030,000
	1,500,000	7.700	06/15/15	1,417,500
	1,250,000	8.000	01/15/24	1,137,500
	2,750,000	7.750	11/15/29	2,488,750
Georgia-Pacific Corp. (B/Ba3)(b)
	7,500,000	7.000	01/15/15	6,975,000
	8,125,000	7.125	01/15/17	7,515,625
Jefferson Smurfit Corp. (CCC+/B3)
	6,000,000	8.250	10/01/12	5,775,000
	1,750,000	7.500	06/01/13	1,627,500
JSG Funding PLC (B/B2)
EUR	94,000	10.125	10/01/12	135,403
	3,000,000	7.750	04/01/15	3,919,750
	$2,000,000	7.750	04/01/15	1,937,500
NewPage Corp. (B/B2)
	5,500,000	10.000	05/01/12	5,610,000
Port Townsend Paper Corp. (WR)(b)(e)
	2,500,000	11.000	04/15/11	1,000,000
Smurfit Kappa Funding PLC (B/B2)
	498,000	9.625	10/01/12	524,767
Smurfit-Stone Container Enterprises Inc. (CCC+/B3)
	8,500,000	8.000	03/15/17	7,947,500
Stone Container Finance (CCC+/B3)
	2,250,000	7.375	07/15/14	2,081,250
Verso Paper Holdings LLC (B+/B2)(b)
	670,000	9.233	08/01/14	659,950
	4,750,000	9.125	08/01/14	4,726,250
Verso Paper Holdings LLC (CCC+/B3)(b)
	5,000,000	11.375	08/01/16	5,100,000

				89,361,065

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount●		Rate		Date	Value
Corporate Bonds — (continued)
Printing — 0.3%
SGS International, Inc. (B-/B3)
	$4,750,000	12.000%		12/15/13	$5,058,750
Valassis Communications, Inc. (B-/B3)(b)
	4,500,000	8.250		03/01/15	3,870,000

					8,928,750

Publishing — 4.2%
CBD Media Inc. (CCC+/B3)
	425,000	8.625		06/01/11	423,938
Dex Media East LLC (B/B2)
	3,087,000	12.125		11/15/12	3,303,090
Dex Media West Finance Co. (B/B1)
	300,000	8.500		08/15/10	301,500
Dex Media West LLC (B/B2)
	6,744,000	9.875		08/15/13	7,123,350
Dex Media, Inc. (B/B3)
	1,250,000	8.000		11/15/13	1,229,687
	12,750,000	9.000	(d)	11/15/13	11,873,437
Idearc, Inc. (B+/B2)(b)
	13,145,000	8.000		11/15/16	12,619,200
Lighthouse International Co. SA (B/B2)
EUR	10,000,000	8.000		04/30/14	14,023,538
Nielsen Finance LLC (CCC+/Caa1)
	$16,500,000	10.000	(b)	08/01/14	16,830,000
EUR	6,750,000	11.125		08/01/16	6,464,509
	$20,000,000	12.500	(b)(d)	08/01/16	13,000,000
Primedia, Inc. (B2)
	4,550,000	8.875		05/15/11	4,680,812
	3,750,000	8.000		05/15/13	3,881,250
RH Donnelley Corp. (B/B3)
	7,000,000	6.875		01/15/13	6,335,000
	11,000,000	8.875		01/15/16	10,780,000
WDAC Subsidiary Corp. (CCC+/Caa1)
EUR	19,750,000	8.500		12/01/14	25,669,915

					138,539,226

Real Estate — 0.7%
Castle HoldCo Ltd. (B/B2)(a)
GBP	2,000,000	8.628		05/15/14	3,615,358
Crescent Real Estate Equities Ltd. (B/B1)
	$2,000,000	9.250		04/15/09	2,020,000
Fontainebleau Las Vegas Holdings Corp. LLC (CCC+/Caa1)(b)
	3,750,000	10.250		06/15/15	3,300,000
Realogy Corp. (B-/Caa1)(b)
	7,000,000	10.500		04/15/14	6,370,000
	2,750,000	11.000	(f)	04/15/14	2,406,250
Realogy Corp. (B-/Caa2)
	5,250,000	12.375	(b)	04/15/15	4,252,500

					21,964,108

Restaurants — 0.5%
Landry’s Restaurants, Inc. (CC/B3)
	11,150,000	7.500		12/15/14	10,815,500

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Restaurants — (continued)
OSI Restaurant Partners, Inc. (CCC+/Caa1)(b)
	$8,750,000	10.000%	06/15/15	$7,568,750

				18,384,250

Retailers — 1.4%
AutoNation, Inc. (BB+/Ba2)
	745,000	7.000	04/15/14	711,475
Burlington Coat Factory Warehouse Corp. (CCC+/B3)
	1,500,000	11.125	04/15/14	1,335,000
Bon-Ton Stores, Inc. (B-/B3)
	950,000	10.250	03/15/14	864,500
Claire’s Stores, Inc. (CCC+/Caa1)(b)
	2,000,000	9.250	06/01/15	1,710,000
	3,000,000	9.625 (f)	06/01/15	2,460,000
Claire’s Stores, Inc. (CCC+/Caa2)(b)
	3,750,000	10.500	06/01/17	3,000,000
Michaels Stores, Inc. (CCC/B2)(b)
	8,500,000	10.000	11/01/14	8,223,750
Michaels Stores, Inc. (CCC/Caa1)(b)
	10,500,000	11.375	11/01/16	10,290,000
Neiman-Marcus Group, Inc. (B-/B2)(f)
	5,685,000	9.000	10/15/15	5,919,506
Neiman-Marcus Group, Inc. (B-/B3)
	12,000,000	10.375	10/15/15	12,705,000

				47,219,231

Retailers — Food & Drug — 1.2%
Ahold Lease USA, Inc. (BBB-/Baa3)(d)
	890,955	7.820	01/02/20	953,322
	2,000,000	8.620	01/02/25	2,220,000
Brake Bros. Finance PLC (CCC+/B3)
GBP	6,000,000	12.000	12/15/11	13,009,197
Ingles Markets, Inc. (B/B3)
	$4,615,000	8.875	12/01/11	4,701,531
Rite Aid Corp (BB-/B3)
	4,500,000	7.500	03/01/17	4,050,000
Rite Aid Corp. (CCC+/Caa1)(b)
	3,625,000	9.375	12/15/15	3,280,625
	7,000,000	9.500	06/15/17	6,195,000
Supervalu, Inc. (B/B1)
	4,745,000	7.500	11/15/14	4,555,200

				38,964,875

Services Cyclical — Business Services — 1.2%
Carlson Wagonlit BV (B-/B2)(a)
EUR	3,000,000	9.531	05/01/15	4,227,584
Cornell Co., Inc. (B/B2)
	$1,500,000	10.750	07/01/12	1,571,250
Corrections Corp. of America (BB/Ba2)
	2,000,000	7.500	05/01/11	2,000,000
	625,000	6.750	01/31/14	598,437
Iron Mountain, Inc. (B/B3)
	4,000,000	8.625	04/01/13	3,900,000
	1,500,000	6.625	01/01/16	1,301,250
Savcio Holdings Ltd. (B+/B2)
EUR	2,000,000	8.000	02/15/13	2,749,982
West Corp. (B-/Caa1)(b)
	$10,000,000	9.500	10/15/14	9,600,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount●	Rate	Date	Value
Corporate Bonds — (continued)
Services Cyclical — Business Services — (continued)
$15,000,000	11.000%	10/15/16	$14,737,500

			40,686,003

Services Cyclical — Consumer Services — 0.1%
Service Corp. International (BB-/B1)
960,000	6.750	04/01/16	872,400
2,000,000	7.000	06/15/17	1,820,000

			2,692,400

Services Cyclical — Distribution/Logistics — 0.2%
ACCO Brands Corp. (B/B2)
7,500,000	7.625	08/15/15	7,012,500

Services Cyclical — Rental Equipment — 2.0%
Ahern Rentals, Inc. (B+/B3)
3,000,000	9.250	08/15/13	2,820,000
Ashtead Capital, Inc. (B/B1)(b)
2,500,000	9.000	08/15/16	2,456,250
Ashtead Holdings PLC (B/B1)(b)
2,000,000	8.625	08/01/15	1,980,000
Avis Budget Car Rental (BB-/Ba3)
955,000	7.625	05/15/14	900,087
Hertz Corp. (B/B1)
11,475,000	8.875	01/01/14	11,475,000
Hertz Corp. (B/B2)
10,000,000	10.500	01/01/16	10,350,000
Neff Corp. (B-/Caa2)(b)
3,500,000	10.000	06/01/15	3,255,000
Rental Service Corp. (B-/Caa1)(b)
14,575,000	9.500	12/01/14	14,137,750
United Rentals North America, Inc. (B/B3)
7,000,000	7.750	11/15/13	7,175,000
5,750,000	7.000	02/15/14	5,821,875
United Rentals North America, Inc. (B+/B1)
425,000	6.500	02/15/12	425,000
Williams Scotsman, Inc. (B+/B2)
5,500,000	8.500	10/01/15	5,891,875

			66,687,837

Technology — Hardware — 3.0%
Avago Technologies (CCC+/Caa1)
6,250,000	11.875	12/01/15	6,812,500
Avago Technologies Finance Corp. (B/B2)
10,750,000	10.125	12/01/13	11,126,250
Freescale Semiconductor, Inc. (B/B1)(b)
4,750,000	8.875	12/15/14	4,275,000
13,575,000	9.125 (f)	12/15/14	11,640,563
Freescale Semiconductor, Inc. (B/B2)(b)
12,755,000	10.125	12/15/16	11,351,950
Lucent Technologies, Inc. (B+/Ba2)
4,000,000	5.500	11/15/08	3,920,000
11,000,000	6.450	03/15/29	9,432,500
Nortel Networks Corp. (B-/B3)
2,000,000	4.250	09/01/08	1,960,922
Nortel Networks Ltd. (B-/B3)(b)
4,375,000	10.125	07/15/13	4,462,500

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Technology — Hardware — (continued)
	$2,000,000	10.750%	07/15/16	$2,060,000
NXP BV / NXP Funding LLC (B/B3)
EUR	1,875,000	8.625	10/15/15	2,193,315
	$10,005,000	9.500	10/15/15	8,704,350
NXP BV / NXP Funding LLC (BB/Ba3)
	4,437,000	7.875	10/15/14	4,015,485
NXP BV / NXP Funding LLC (BB+/Ba3)(a)
	400,000	8.110	10/15/13	378,000
Spansion, Inc. (B/Caa1)(b)
	8,625,000	11.250	01/15/16	8,280,000
Xerox Capital Trust I (BB/Ba1)
	2,250,000	8.000	02/01/27	2,233,125
Xerox Corp. (BBB-/Baa3)
	2,250,000	9.750	01/15/09	2,369,863
EUR	2,000,000	9.750	01/15/09	2,941,523
	$2,000,000	7.625	06/15/13	2,051,894

				100,209,740

Technology — Software/Services — 2.1%
Sabre Holdings Corp. (B-/Caa1)
	10,000,000	8.350	03/15/16	8,075,000
Serena Software, Inc. (CCC+/Caa1)
	4,000,000	10.375	03/15/16	4,120,000
Sungard Data Systems, Inc. (B-/Caa1)
	13,365,000	9.125	08/15/13	13,431,825
	21,000,000	10.250	08/15/15	20,947,500
Travelport, Inc. (CCC+/B3)
	14,125,000	9.875	09/01/14	14,054,375
Travelport, Inc. (CCC+/Caa1)
	10,000,000	11.875	09/01/16	10,150,000

				70,778,700

Telecommunications — 2.1%
BCM Ireland Preferred Equity Ltd. (B-)(a)(f)
EUR	3,812,847	11.574	02/15/17	5,138,298
Citizens Communications Co. (BB+/Ba2)
	$7,125,000	9.250	05/15/11	7,445,625
Citizens Communications Co. (BB+/Ba2)
	755,000	9.000	08/15/31	702,150
Level 3 Financing, Inc. (CCC+/B3)
	10,740,000	9.250	11/01/14	10,310,400
Nordic Telephone Co. Holdings (B/B2)
EUR	8,125,000	8.250	05/01/16	11,060,638
	$8,750,000	8.875 (b)	05/01/16	8,782,813
Qwest Capital Funding, Inc. (B+/B1)
	750,000	7.000	08/03/09	729,375
	6,750,000	7.900	08/15/10	6,699,375
Qwest Communications International, Inc. (B+/Ba3)
	2,000,000	7.500	02/15/14	1,925,000
Qwest Corp. (BBB-/Ba1)
	4,000,000	8.875	03/15/12	4,180,000
	1,450,000	7.500	10/01/14	1,428,250
	3,000,000	6.875	09/15/33	2,580,000
Windstream Corp. (BB-/Ba3)
	6,040,000	8.625	08/01/16	6,145,700

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount●		Rate		Date	Value
Corporate Bonds — (continued)
Telecommunications — (continued)
	$2,200,000	7.000	%(b)	03/15/19	$2,021,250

					69,148,874

Telecommunications — Cellular — 2.9%
Alamosa Delaware, Inc. (BBB/Baa3)
	1,500,000	8.500		01/31/12	1,581,099
American Cellular Corp. (CCC/B3)
	1,088,000	10.000		08/01/11	1,131,520
American Tower Corp. (BB+/Ba1)
	5,000,000	7.125		10/15/12	4,912,500
Centennial Cellular Communications (CCC+/B2)
	1,500,000	10.125		06/15/13	1,578,750
Digicel Group Ltd. (Caa2)(b)
	7,000,000	8.875		01/15/15	6,440,000
Digicel Ltd. (B3)(b)
	3,000,000	9.250		09/01/12	3,116,250
Digicel Ltd. (Caa2)(b)
	5,448,738	9.125		01/15/15	5,012,839
Dobson Cellular Systems, Inc. (B+/Ba2)
	1,050,000	8.375		11/01/11	1,099,625
Dobson Cellular Systems, Inc. (B-/B1)
	245,000	9.875		11/01/12	262,150
Dobson Communications Corp. (CCC/Caa1)
	2,350,000	8.875		10/01/13	2,496,875
Hellas Telecommunications III (CCC+/B3)
EUR	7,125,000	8.500		10/15/13	10,040,511
Nextel Communications, Inc. (BBB/Baa3)
	$3,500,000	5.950		03/15/14	3,271,598
	14,000,000	7.375		08/01/15	13,670,668
Orascom Telecom Finance SCA (B-/B2)(b)
	13,000,000	7.875		02/08/14	11,946,354
Rural Cellular Corp. (CCC/B3)
	4,000,000	9.875		02/01/10	4,160,000
Wind Acquisition Finance SA (B-/B2)
EUR	6,375,000	9.750		12/01/15	8,983,615
	$16,750,000	10.750	(b)	12/01/15	17,336,250

					97,040,604

Telecommunications — Satellites — 1.4%
Inmarsat Finance II PLC (B+/B1)(d)
	6,000,000	10.375		11/15/12	5,572,500
Inmarsat Finance PLC (B+/Ba3)
	1,232,000	7.625		06/30/12	1,267,420
Intelsat Bermuda Ltd. (B/B2)
	2,750,000	9.250		06/15/16	2,750,000
Intelsat Bermuda Ltd. (B-/Caa1)
	2,400,000	11.409	(a)	06/15/13	2,544,000
	1,000,000	6.500		11/01/13	728,750
	5,000,000	11.250		06/15/16	5,200,000
Intelsat Corp. (B-/B2)
	1,500,000	9.000		06/15/16	1,511,250
Intelsat Ltd. (B-/B3)(d)
	8,665,000	9.250		02/01/15	6,932,000
Intelsat Ltd. (B-/Caa1)
	9,000,000	7.625		04/15/12	7,323,750

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Bonds — (continued)
Telecommunications — Satellites — (continued)
Intelsat Subsidiary Holding Co. Ltd. (B+/B2)
	$4,375,000	8.250%	01/15/13	$4,353,125
	2,500,000	8.625	01/15/15	2,509,375
PanAmSat Corp. (B-/B2)
	5,258,000	9.000	08/15/14	5,336,870

				46,029,040

Textiles & Apparel — 0.5%
Oxford Industries, Inc. (B/B1)
	3,500,000	8.875	06/01/11	3,526,250
Perry Ellis International, Inc. (B-/B3)
	1,225,000	8.875	09/15/13	1,206,625
Phillips-Van Heusen Co. (BB+/Ba3)
	210,000	7.250	02/15/11	207,900
	325,000	8.125	05/01/13	326,625
Propex Fabrics, Inc. (CCC/Caa1)
	2,500,000	10.000	12/01/12	2,175,000
Quiksilver, Inc. (B+/Ba3)
	6,750,000	6.875	04/15/15	5,940,000
Warnaco, Inc. (BB-/B1)
	2,000,000	8.875	06/15/13	2,102,500

				15,484,900

Tobacco — 0.2%
Alliance One International, Inc. (B/B2)
	1,500,000	8.500 (b)	05/15/12	1,485,000
	6,000,000	11.000	05/15/12	6,360,000

				7,845,000

Transportation — 0.1%
Stena AB (BB-/Ba3)
	1,000,000	7.500	11/01/13	996,250
EUR	1,750,000	6.125	02/01/17	2,154,836

				3,151,086

Utilities — Distribution — 0.7%
AmeriGas Partners L.P. (B1)
	2,275,000	7.250	05/20/15	2,104,375
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (B1)
	6,130,000	7.125	05/20/16	5,639,600
Ferrellgas Finance LP (B+/Ba3)
	438,000	6.750	05/01/14	400,770
Inergy LP/Inergy Finance Corp. (B/B1)
	3,550,000	6.875	12/15/14	3,319,250
	3,000,000	8.250	03/01/16	2,985,000
Sabine Pass LNG LP (BB/Ba3)(b)
	300,000	7.250	11/30/13	283,500
	6,000,000	7.500	11/30/16	5,685,000
Suburban Propane Partners LP (B-/B1)
	4,170,000	6.875	12/15/13	3,794,700

				24,212,195

Utilities — Electric — 3.5%
AES Corp. (B/B1)
	5,250,000	9.500	06/01/09	5,368,125
	5,250,000	9.375	09/15/10	5,381,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest		Maturity
Amount●	Rate		Date	Value
Corporate Bonds — (continued)
Utilities — Electric — (continued)
Allegheny Energy Supply Co. LLC (BB+/Ba3)(b)
$5,000,000	8.250%		04/15/12	$5,237,500
Calpine Corp. (D)(b)(e)
1,250,000	8.500		07/15/10	1,328,125
Calpine Corp. (D/N.A.)(b)(e)
2,750,000	9.875		12/01/11	2,915,000
3,000,000	8.750		07/15/13	3,195,000
Dynegy Holdings, Inc. (B-/B2)
3,000,000	8.750		02/15/12	2,970,000
1,750,000	7.500	(b)	06/01/15	1,544,375
4,000,000	8.375		05/01/16	3,680,000
1,500,000	7.125		05/15/18	1,260,000
7,000,000	7.750	(b)	06/01/19	6,055,000
Edison Mission Energy (BB-/B1)
2,000,000	7.500		06/15/13	1,935,000
2,455,000	7.750		06/15/16	2,332,250
9,500,000	7.000	(b)	05/15/17	8,502,500
4,500,000	7.200	(b)	05/15/19	4,038,750
Elwood Energy LLC (BB-/Ba1)
2,324,580	8.159		07/05/26	2,339,243
Intergen NV (BB-/Ba3)(b)
4,750,000	9.000		06/30/17	4,721,350
Ipalco Enterprises, Inc. (BB-/Ba1)
1,500,000	8.625		11/14/11	1,552,500
Midwest Generation LLC (BB+/Ba2)
687,646	8.300		07/02/09	696,242
4,174,001	8.560		01/02/16	4,340,961
Mirant Americas Generation LLC (B-/Caa1)
7,500,000	8.300		05/01/11	7,350,000
Mirant Mid-Atlantic LLC (BB/Ba2)
2,236,320	9.125		06/30/17	2,448,770
Mirant North America LLC (B-/B2)
5,415,000	7.375		12/31/13	5,387,925
NRG Energy, Inc. (B/B1)
5,000,000	7.250		02/01/14	4,875,000
13,985,000	7.375		02/01/16	13,565,450
6,000,000	7.375		01/15/17	5,820,000
Orion Power Holdings, Inc. (B/B2)
1,500,000	12.000		05/01/10	1,627,500
Reliant Energy, Inc. (B-/B3)
7,000,000	7.875		06/15/17	6,650,000
South Point Energy Center LLC (D/WR)(b)(e)
634,217	8.400		05/30/12	627,874

				117,745,690

Utilities — Pipelines — 2.2%
El Paso Corp. (BB-/Ba3)
4,500,000	7.000		06/15/17	4,342,500
El Paso Natural Gas Co. (BB/Baa3)
2,875,000	8.625		01/15/22	3,357,046
2,375,000	7.500		11/15/26	2,505,076
4,250,000	8.375		06/15/32	4,945,951
MarkWest Energy Partners LP/Mark West Energy Finance Corp. (B/B2)(b)
6,750,000	8.500		07/15/16	6,766,875

Principal	Interest	Maturity
Amount●	Rate	Date	Value
Corporate Bonds — (continued)
Utilities — Pipelines — (continued)
Northwest Pipeline Corp. (BB+/Ba1)
$775,000	7.000%	06/15/16	$782,750
Regency Energy Partners LP/Regency Energy Finance Corp. (B/B2)(b)
6,025,000	8.375	12/15/13	6,145,500
Southern Natural Gas Co. (BB/Baa3)
3,000,000	7.350	02/15/31	3,092,896
3,000,000	8.000	03/01/32	3,319,975
Southern Star Central Corp. (BB+/Ba2)
1,000,000	6.750	03/01/16	937,500
Targa Resources, Inc. (CCC+/B3)(b)
4,000,000	8.500	11/01/13	4,240,000
Tennessee Gas Pipeline Co. (BB/Baa3)
3,000,000	7.000	10/15/28	3,036,901
3,750,000	8.375	06/15/32	4,364,075
1,500,000	7.625	04/01/37	1,620,773
The Williams Cos., Inc. (BB/Ba2)
6,500,000	8.125	03/15/12	6,646,250
3,000,000	7.625	07/15/19	3,067,500
11,000,000	7.875	09/01/21	11,467,500
1,000,000	7.500	01/15/31	990,000
Williams Partners Finance Corp. LP (BB+/Ba3)
300,000	7.250	02/01/17	292,500

			71,921,568

TOTAL CORPORATE BONDS			$3,107,560,884

Emerging Market Debt(a) — 0.4%
Republic of Argentina (B+/B3)
$14,100,000	5.475%	08/03/12	$12,847,920

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stocks — 0.2%
Dobson Communications, Inc.(b)
3,876	6.000%	08/19/16	$815,212
Lucent Technologies Capital Trust I
1,000	7.750	03/15/17	1,005,000
Pliant Corp.(f)
2,796	13.000	09/01/09	1,349,014
Spanish Broadcasting Systems, Inc.(c)(f)
2,994	10.750	10/15/13	3,278,430
Ziff Davis Holdings, Inc.
120	10.000	03/01/10	2,400

TOTAL PREFERRED STOCKS			$6,450,056

Shares	Description	Value
Common Stocks(e) — 0.3%
1,996,917	Adelphia Recovery Trust Series ACC-1	$179,723

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks(e) — (continued)
24,334	Axiohm Transaction Solutions, Inc.	$243
538	General Chemical Industrial Product, Inc.	149,860
195,700	Huntsman Corp.	4,982,522
8,366	iPCS, Inc.	271,811
11,243	Mattress Discounters	—
1,656	Nycomed	23
567,500	Parmalat SpA(b)	2,035,282
351	Pliant Corp.	4
33,975	Polymer Group, Inc.	1,019,250
20,372	Smurfit Kappa Funding PLC	478,004
103,389	Viasystems Group, Inc.	982,195

TOTAL COMMON STOCKS		$10,098,917

	Expiration
Units	Date	Value
Warrants(e) — 0.0%
APP China Group Ltd.
2,731	03/15/10	$—
Avecia Group PLC (Ordinary)(b)
40,000	07/01/10	400
Avecia Group PLC (Preferred)(b)
40,000	01/01/10	400
General Chemical Industrial Product, Inc. Series A
311	04/30/11	—
General Chemical Industrial Product, Inc. Series B
231	04/30/11	—
Knology, Inc.(b)
1,750	10/15/07	6,263
Merrill Corp. Class A(b)
1,500	05/01/09	15
Parmalat SpA(b)
650	12/31/15	1,681
Verado Holdings, Inc.
500	04/15/08	275
Ziff Davis Holdings, Inc.
22,000	08/12/12	220

TOTAL WARRANTS		$9,254

Shares	Description	Value
Special Purpose Entity — 0.0%
526,991	Adelphia Recovery Trust	$14,598

Principal	Interest	Maturity
Amount●	Rate	Date	Value
Repurchase Agreement(g) — 3.9%
Joint Repurchase Agreement Account II
$130,500,000	5.301%	08/01/07	$130,500,000
Maturity Value: $130,519,216

TOTAL INVESTMENTS — 98.2%			$3,267,481,629

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%			58,658,044

NET ASSETS — 100.0%			$3,326,139,673

● The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

$	= U.S. Dollar
EUR	= Euro
GBP	= British Pounds

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 778,123,167, which represents approximately 23.4% of net assets as of July 31, 2007.

(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) These securities are issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(e) Security is currently in default/non-income producing.

(f) Pay-in-kind securities.

(g) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachs.com.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Euro	Purchase	08/16/07	$97,252,060	$98,479,123	$1,227,063
Euro	Sale	08/16/07	10,116,559	10,041,798	74,761

TOTAL OPEN FORWARD FOREIGN
CURRENCY CONTRACTS WITH UNREALIZED GAIN					$1,301,824

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

Euro	Purchase	08/16/07	$36,730,087	$36,542,225	$(187,862)
Euro	Sale	08/16/07	530,089,015	534,222,447	(4,133,432)
British Pound	Purchase	08/16/07	5,061,259	5,057,225	(4,034)
British Pound	Sale	08/16/07	35,391,507	36,296,316	(904,809)

TOTAL OPEN FORWARD FOREIGN
CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(5,230,137)

TAX INFORMATION — At July 31, 2007 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,369,840,721

Gross unrealized gain	63,510,373
Gross unrealized loss	(165,869,465)

Net unrealized security loss	$(102,359,092)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount●		Rate		Date	Value
Sovereign Debt Obligations — 75.3%
Argentina — 7.5%
Republic of Argentina(a)
ARS	12,495,831	5.830%		12/31/33	$3,425,894
EUR	3,300,000	0.662		12/15/35	546,302
Republic of Argentina (B+)
	$2,340,000	7.000		09/12/13	2,150,460
ARS	8,940,375	2.000	(a)	01/03/16	4,422,944
EUR	645,640	1.200	(b)	12/31/38	319,104
Republic of Argentina (B+/B3)(a)
	$3,288,750	5.475		08/03/12	2,996,709
	8,670,000	2.500		12/31/38	3,207,900
Republic of Argentina (D/Ca)(c)
DEM	800,000	11.750		05/20/11	192,369
	270,000	11.750		11/13/26	60,439
	$1,500,000	9.750		09/19/27	525,000
	572,400	12.000		06/19/31	206,064
Republic of Argentina (D/WR)(c)
DEM	540,000	10.500		11/14/02	126,544
	225,000	7.000		03/18/04	53,120
EUR	400,000	9.000		05/24/05	180,049

					18,412,898

Brazil — 2.1%
Federal Republic of Brazil (BB+/Ba2)
	$5,310,000	6.000		01/17/17	5,145,390

Bulgaria — 0.9%
Republic of Bulgaria (BBB+/Baa3)
	1,860,000	8.250		01/15/15	2,139,000

Colombia — 3.0%
Republic of Colombia (BBB-/Ba2)
	5,920,000	7.375		01/27/17	6,292,960
	830,000	8.375		02/15/27	962,800

					7,255,760

Croatia(a) — 0.0%
Republic of Croatia (BBB/Baa3)
	19,091	6.188		07/31/10	19,167

Dominican Republic — 0.9%
Dominican Republic (B/B2)
	1,967,360	9.040		01/23/18	2,193,607

Ecuador(b) — 1.5%
Republic of Ecuador (CCC/Caa2)
	4,365,000	10.000		08/15/30	3,677,513

El Salvador — 2.2%
Republic of El Salvador (BB+/Baa3)
	3,970,000	8.250		04/10/32	4,724,300
	640,000	7.650		06/15/35	710,400

					5,434,700

Indonesia — 3.2%
Republic of Indonesia (BB-/B1)
	2,260,000	7.500		01/15/16	2,339,100
	5,860,000	6.625	(d)	02/17/37	5,376,550

					7,715,650

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Sovereign Debt Obligations — (continued)
Iraq — 0.5%
Republic of Iraq
	$2,320,000	5.800%	01/15/28	$1,316,600

Ivory Coast — 0.1%
Ivory Coast
	465,500	2.000	03/30/18	162,925

Jamaica — 0.5%
Government of Jamaica (B/B1)
	1,003,000	9.000	06/02/15	1,063,180
	250,000	8.000	03/15/39	237,500

				1,300,680

Lebanon(a) — 1.0%
Republic of Lebanon MTN (B-)
	2,390,000	8.630	11/30/09	2,384,025

Malaysia — 0.9%
Malaysia (A-/A3)
	2,070,000	7.500	07/15/11	2,218,273

Mexico — 4.6%
Mexican Fixed Rate Bonds (A/Baa1)
MXN	99,440,000	8.000	12/19/13	9,194,662
United Mexican States (BBB/Baa1)
	$400,000	8.300	08/15/31	496,000
	1,310,000	7.500	04/08/33	1,504,535

				11,195,197

Pakistan(d) — 0.6%
Islamic Republic of Pakistan (B+/B1)
	1,600,000	6.875	06/01/17	1,400,000

Panama — 2.9%
Republic of Panama (BB/Ba1)
	1,610,000	9.375 (e)	04/01/29	2,084,950
	5,090,000	6.700	01/26/36	5,051,825

				7,136,775

Peru — 4.2%
Republic of Peru (BB+/Ba2)
	6,055,000	8.375	05/03/16	6,932,975
	3,420,000	6.550	03/14/37	3,377,250

				10,310,225

Philippines — 5.6%
Republic of Philippines (BB-/B1)
	3,530,000	10.625	03/16/25	4,783,150
	310,000	6.375	01/15/32	289,075
Republic of Philippines (B1)
	8,325,000	7.500	09/25/24	8,658,000

				13,730,225

Poland — 2.4%
Republic of Poland (A/A2)
PLN	15,980,000	6.000	05/24/09	5,849,397

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount●		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Russia(b) — 11.8%
Russian Federation (BBB+/Baa2)
	$26,292,875	7.500%		03/31/30	$28,807,131

Serbia(b) — 0.7%
Republic of Serbia (BB-/BB-)
	1,990,000	3.750		11/01/24	1,832,044

Trinidad and Tobago — 1.0%
Trinidad & Tobago (A-)
	130,000	5.875		05/17/27	122,200
Trinidad & Tobago (A-/Baa1)(d)
	2,540,000	5.875		05/17/27	2,387,600

					2,509,800

Turkey — 4.3%
Republic of Turkey (BB-/Ba3)
	7,680,000	7.375		02/05/25	7,766,400
	2,630,000	8.000		02/14/34	2,794,375

					10,560,775

Ukraine — 1.8%
Ukraine Government (BB-/B1)
	1,980,000	6.875		03/04/11	2,000,790
	1,000,000	6.385	(d)	06/26/12	1,016,305
	1,240,000	7.650		06/11/13	1,293,791

					4,310,886

Uruguay — 4.0%
Republic of Uruguay (BB-/B1)
	7,909,587	8.000		11/18/22	8,581,902
UYU	25,000,000	4.250		04/05/27	1,083,381

					9,665,283

Venezuela — 6.8%
Republic of Venezuela (BB-/B2)
	$3,100,000	10.750		09/19/13	3,456,500
	2,970,000	6.000		12/09/20	2,398,275
	6,072,000	7.650		04/21/25	5,525,520
	1,340,000	9.250		09/15/27	1,410,350
	3,510,000	9.375		01/13/34	3,738,150

					16,528,795

Vietnam — 0.3%
Socialist Republic of Vietnam (BB/Ba3)
	200,000	6.875		01/15/16	202,500
	430,000	6.875	(d)	01/15/16	435,375

					637,875

TOTAL SOVEREIGN DEBT OBLIGATIONS					$183,850,596

Corporate Obligations — 8.4%
Brazil — 0.7%
RBS — Zero Hora Editora Jornali (BB-)(d)
BRL	800,000	11.250%		06/15/17	$421,601

Principal		Interest	Maturity
Amount●		Rate	Date	Value
Corporate Obligations — (continued)
Brazil — (continued)
Companhia Energetica de Sao Paulo (Ba3)
BRL	2,311,328	9.750%	01/15/15	$1,288,639

				1,710,240

Cyprus(d) — 0.4%
Alfaru MTN Markets for ABH Financial Ltd (BB/Ba1)
	$900,000	8.200	06/25/12	866,250

Dominican Republic(d) — 0.6%
Cerveceria Nacional Dominicana (B+/Ba3)
	1,180,000	16.000	03/27/12	1,349,625
	220,000	8.000	03/27/14	226,325

				1,575,950

Luxembourg — 0.4%
Gaz Capital for Gazprom (BBB/A3)(d)
	1,000,000	6.212	11/22/16	957,500

Netherlands — 1.7%
Majapahit Holding BV (BB-/B1)(d)
	1,310,000	7.875	06/29/37	1,316,989
	1,090,000	7.250	06/28/17	1,076,640
CenterCredit International BV (Ba1)
KZT	232,000,000	8.250	09/30/11	1,825,848

				4,219,477

Russia — 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank (A3)(d)
	$540,000	7.175	05/16/13	557,550
VNESHTORGBANK
RUB	12,000,000	7.000	04/13/09	469,364

				1,026,914

Trinidad and Tobago(d) — 0.3%
National Gas Co. of Trinidad & Tobago Ltd. (BBB+/A3)
	$880,000	6.050	01/15/36	849,220

Turkey — 0.6%
International Bank for Reconstruction & Development (AAA/Aaa)
TRY	1,900,000	13.625	05/09/17	1,484,209

Ukraine — 0.4%
Nak Naftogaz Ukrainy (Ba2)
	$1,000,000	8.125	09/30/09	966,875

United Kingdom(d) — 0.3%
UK SPV Credit Finance PLC (Ba2)
	740,000	8.000	02/06/12	706,308

United States — 0.8%
Pemex Project Funding Master Trust (BBB/Baa1)
	1,210,000	7.375	12/15/14	1,283,840
Southern Copper Corp. (BBB-/Baa2)
	650,000	7.500	07/27/35	689,000

				1,972,840

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount●		Rate		Date	Value
Corporate Obligations — (continued)
Venezuela — 1.8%
Petroleos de Venezuela SA (BB-)
	$6,760,000	5.375%		04/12/27	$4,326,400

TOTAL CORPORATE OBLIGATIONS					$20,662,183

Credit Linked Notes — 9.1%
Brazil — 6.5%
Brazil Inflation Linked Credit Linked Note(f)
BRL	4,265,000	6.000%		05/15/09	$2,573,086
	$2,203,450	13.000		03/08/10	2,346,480
BRL	620,000	6.000		08/18/10	532,628
	3,800,000	6.000		05/19/15	3,172,686
	$443,768	6.000		05/16/17	448,960
BRL	864,687	6.000	(a)(d)	08/16/24	1,162,658
	2,940,000	6.000		05/15/45	1,630,246
	3,200,000	6.000		05/17/45	4,133,460

					16,000,204

Egypt — 2.6%
Egyptian Credit Linked Note(g)(h)
EGP	15,590,000	0.000		10/25/07	2,732,372
	3,030,000	0.000		11/15/07	3,292,095
	1,300,000	0.000		04/24/08	218,778

					6,243,245

TOTAL CREDIT LINKED NOTES					$22,243,449

U.S. Treasury Obligation — 0.5%
United States Treasury Notes(i)
	$1,200,000	4.625%		02/15/17	$1,184,820

Structured Notes — 1.0%
JPMorgan Securities, Inc.(j) (k)
	$1,700,000	14.000		01/19/11	$1,140,139
Merrill Lynch(f) (k)
	1,627,000	6.000%		05/15/45	1,399,351

TOTAL STRUCTURED NOTES					$2,539,490

Repurchase Agreement(l) — 3.9%
United States — 3.9%
Joint Repurchase Agreement Account II
	$9,500,000	5.301%		08/01/07	$9,500,000
Maturity Value: $9,501,399

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL					$239,980,538

	Interest
Shares	Rate	Value
Securities Lending Collateral(a) — 0.5%
Securities Lending Quality Trust
1,229,693	5.250%	$1,229,693

TOTAL INVESTMENTS — 98.7%		$241,210,231

ASSETS IN EXCESS OF OTHER LIABILITIES — 1.3%		3,072,114

NET ASSETS — 100.0%		$244,282,345

● The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

USD	= U.S. Dollar
ARS	= Argentine Peso
BRL	= Brazilian Real
DEM	= German Mark
EGP	= Egyptian Pound
EUR	= Euro Currency
KZT	= Kazakhstan Tenge
MXN	= Mexican Peso
PLN	= Polish Zloty
RUB	= Russian Ruble
TRY	= Turkish Lira
UYU	= Uruguayan Peso

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(b) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2007.

(c) Security is currently in default/non-income producing.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 20,106,496, which represents approximately 8.2% of net assets as of July 31, 2007.

(e) Securities with “Call” or “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f) The underlying security is a government bond issued by the Federal Republic of Brazil.

(g) The underlying security is a government bond issued by the Arab Republic of Egypt.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) All or a portion of security is on loan.

(j) The underlying security is a government bond issued by the Republic of Turkey.

(k) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At July 31, 2007, these securities amounted to $2,539,490 or approximately 1.0% of net assets.

(l) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
MTN	— Medium-Term Note

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Brazilian Real	Sale	11/01/07	$2,274,595	$2,254,706	$19,889
Euro	Sale	08/23/07	1,096,441	1,084,112	12,329
Mexican Peso	Sale	10/23/07	9,156,897	9,012,922	143,975
Polish Zloty	Sale	08/09/07	426,973	418,729	8,244

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED GAIN					$184,437

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

Brazilian Real	Purchase	08/02/07	$925,617	$907,039	$(18,578)
Brazilian Real	Sale	08/02/07	7,610,593	7,802,327	(191,734)
Brazilian Real	Sale	11/01/07	6,711,906	6,764,117	(52,211)
Polish Zloty	Sale	08/09/07	5,708,521	5,734,481	(25,960)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(288,483)

SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rate Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	received by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

JPMorgan Securities, Inc.	BRL 29,000	01/04/10	10.780%	Brazilian Interbank	$—	$(35,543)
				Deposit Average
JPMorgan Securities, Inc.(a)	USD 2,100	12/19/14	5.000	3 month LIBOR	(84,819)	37,311

TOTAL					$(84,819)	$1,768

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2007.
LIBOR — London Interbank Offered Rate

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates
		Amount	Received	Termination	Unrealized
Reference Obligation	Swap Counterparty	(000s)	by Fund	Date	Loss

Protection Sold:
Turkish Government International Bond, 11.875%, 01/15/2030	JPMorgan Securities, Inc.	$1,600	2.740%	03/20/17	$(2,643)
Turkish Government International Bond, 11.875, 01/15/2030	JPMorgan Securities, Inc.	1,946	2.500	05/20/17	(37,076)

TOTAL					$(39,719)

TOTAL RETURN SWAP CONTRACTS

	Notional
	Amount	Termination	Reference	Value to be	Unrealized
Swap Counterparty	(000s)	Date	Security	Exchanged#	Gain (Loss)

				TRY Central Deposit
Citibank NA	TRY 2,000	01/20/11	Turkish Gov’t Bond, 14.000%, 01/19/2011	Bank + 0.750%	$(64,966)
				TRY Central Deposit
Citibank NA	TRY 3,742	03/07/12	Turkish Gov’t Bond, 16.000%, 03/07/2012	Bank + 0.750%	146,433
				TRY Central Deposit
Deutsche Bank Securities, Inc.	TRY 5,758	03/07/12	Turkish Gov’t Bond, 16.000%, 03/07/2012	Bank + 0.750%	20,462
				TRY Central Deposit
Deutsche Bank Securities, Inc.	TRY 5,300	03/07/12	Turkish Gov’t Bond, 16.000%, 03/07/2012	Bank + 0.750%	278,540

TOTAL					$380,469

# The Fund does not make or receive periodic payments in accordance with the swap contracts. On the termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of accrued fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
TAX INFORMATION — At July 31, 2007 the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$241,767,672

Gross unrealized gain	6,817,040
Gross unrealized loss	(7,374,481)

Net unrealized security loss	$(557,441)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Fixed income securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in equity securities traded on a U.S. or foreign securities exchange (or the NASDAQ system) are valued daily at their last price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine the current value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the Funds’ respective investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2007, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Options — The Funds may write and/or purchase call and put options on any securities in which the Funds may invest or any securities index consisting of securities in which they may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss on the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to risk that the counterparty may default on its obligations, which could result in a loss to a Fund.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. In addition, the Funds credit exposure is allocated to all underlying repurchase counterparties on a pro-rata basis. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
At July 31, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

High Yield	$130,500,000

Emerging Markets Debt	9,500,000

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	5.29%	08/01/07	$1,000,146,945

Barclays Capital PLC	1,500,000,000	5.30	08/01/07	1,500,220,833

Bear Stearns	750,000,000	5.31	08/01/07	750,110,625

Citigroup Global Markets, Inc.	1,500,000,000	5.30	08/01/07	1,500,220,833

Credit Suisse Securities (USA) LLC	1,500,000,000	5.30	08/01/07	1,500,220,833

Deutsche Bank Securities, Inc.	1,876,300,000	5.31	08/01/07	1,876,576,755

Greenwich Capital Markets	1,000,000,000	5.31	08/01/07	1,000,147,500

Merrill Lynch Capital Markets	1,000,000,000	5.30	08/01/07	1,000,147,222

UBS Securities LLC	1,500,000,000	5.29	08/01/07	1,500,220,417

Wachovia Bank	250,000,000	5.31	08/01/07	250,036,875

TOTAL	$11,876,300,000			$11,878,048,838

At July 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.550% to 5.770%, due 10/21/13 to 12/26/36; Federal Home Loan Bank, 4.750% to 5.375%, due 06/14/13 to 08/15/19; Federal Home Loan Mortgage Association, 3.500% to 11.500%, due 01/01/08 to 07/01/47; Federal National Mortgage Association, 3.500% to 11.500%, due 10/01/07 to 08/01/47; Government National Mortgage Association, 4.000% to 8.000%, due 11/15/17 to 07/15/37. The aggregate market value of the collateral, including accrued interest, was $12,161,334,140.
Securities Lending — Certain Funds may lend their securities through an agreement with their custodian, State Street Bank and Trust Company (“SSB”). In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Securities Lending Quality Trust, a New Hampshire investment trust. The Securities Lending Quality Trust is exempt from registration under Section 3 (c)(7) of the Act and is managed by State Street Global Advisors (“SSgA”). The Securities Lending Quality Trust is managed consistently with the objectives of providing liquidity and preserving capital while investing in high-quality instruments and offering competitive returns. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and SSB receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
Structured Notes — The Funds may invest in structured notes whose values are based on the price movements of a reference security or index. The value of these structured notes will rise and fall in response to changes in the reference security or index. On termination date of each structured note, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. These structured notes are subject to credit and interest rate risks.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS
Schedule of Investments (continued)
July 31, 2007 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Funds may invest in the following types of swaps;
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements or, with respect to Credit Default Swaps, when a credit event occurs and recorded as realized gains from swaps on the Statement of Operations.
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statement of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 1, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	October 1, 2007

* Print the name and title of each signing officer under his or her signature.